Not FDIC Insured May Lose Value No Bank Guarantee
FCF-Q3PH

Schedules of Investments
(unaudited)
Franklin DynaTech Fund 2
Franklin Growth Fund 6
Franklin Income Fund 10
Franklin U.S. Government Securities Fund 32
Franklin Utilities Fund 35
Notes to Schedules of Investments 37

Franklin Custodian Funds
Schedule of Investments (unaudited), June 30, 2024
Franklin DynaTech Fund
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.8%
Aerospace & Defense 1.1%
a
Axon Enterprise, Inc. ................................... United States 925,000 $ 272,172,000
Automobiles 1.1%
a
Tesla, Inc. ........................................... United States 1,500,000 296,820,000
Biotechnology 0.9%
a
Argenx SE .......................................... Netherlands 100,000 43,394,944
a
Ascendis Pharma A/S , ADR ............................. Denmark 300,000 40,914,000
a
Crinetics Pharmaceuticals, Inc. ........................... United States 200,000 8,958,000
a
Insmed, Inc. ......................................... United States 200,000 13,400,000
a
Krystal Biotech, Inc. ................................... United States 100,000 18,364,000
a
Merus NV ........................................... Netherlands 150,000 8,875,500
a
Moderna, Inc. ........................................ United States 50,000 5,937,500
a
Natera, Inc. .......................................... United States 700,000 75,803,000
a
Rocket Pharmaceuticals, Inc. ............................ United States 100,000 2,153,000
a
United Therapeutics Corp. ............................... United States 50,000 15,927,500
233,727,444
Broadline Retail 8.8%
a
Amazon.com, Inc. ..................................... United States 10,000,000 1,932,500,000
a
MercadoLibre, Inc. .................................... Brazil 200,000 328,680,000
2,261,180,000
Capital Markets 1.4%
Moody's Corp. ........................................ United States 150,000 63,139,500
MSCI, Inc. , A ......................................... United States 150,000 72,262,500
Tradeweb Markets, Inc. , A ............................... United States 2,100,000 222,600,000
358,002,000
Communications Equipment 0.3%
a
Arista Networks, Inc. ................................... United States 200,000 70,096,000
Construction & Engineering 0.8%
Quanta Services, Inc. .................................. United States 800,000 203,272,000
Diversified Consumer Services 0.1%
a
Duolingo, Inc. , A ...................................... United States 150,000 31,300,500
Electrical Equipment 0.0%
†
Vertiv Holdings Co. , A .................................. United States 100,000 8,657,000
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. , A .................................... United States 1,150,000 77,475,500
a
Celestica, Inc. ........................................ Canada 200,000 11,466,000
Jabil, Inc. ........................................... United States 50,000 5,439,500
Keyence Corp. ....................................... Japan 175,000 76,605,594
170,986,594
Energy Equipment & Services 0.5%
Baker Hughes Co. , A ................................... United States 1,000,000 35,170,000
a
Oceaneering International, Inc. ........................... United States 1,000,000 23,660,000
Schlumberger NV ..................................... United States 750,000 35,385,000
TechnipFMC plc ...................................... United Kingdom 1,250,000 32,687,500
126,902,500
Entertainment 0.2%
a
Netflix, Inc. .......................................... United States 30,000 20,246,400
Nintendo Co. Ltd. ..................................... Japan 350,000 18,693,458

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment (continued)
a
Spotify Technology SA .................................. United States 35,000 $ 10,982,650
49,922,508
Financial Services 3.9%
Mastercard, Inc. , A .................................... United States 1,700,000 749,972,000
Visa, Inc. , A .......................................... United States 1,000,000 262,470,000
1,012,442,000
Ground Transportation 1.0%
a
Uber Technologies, Inc. ................................. United States 3,500,000 254,380,000
Health Care Equipment & Supplies 3.2%
a
Boston Scientific Corp. ................................. United States 200,000 15,402,000
a
Dexcom, Inc. ......................................... United States 250,000 28,345,000
a
IDEXX Laboratories, Inc. ................................ United States 500,000 243,600,000
a
Intuitive Surgical, Inc. .................................. United States 1,050,000 467,092,500
a
PROCEPT BioRobotics Corp. ............................ United States 350,000 21,381,500
Stryker Corp. ........................................ United States 100,000 34,025,000
a
TransMedics Group, Inc. ................................ United States 100,000 15,062,000
824,908,000
Health Care Providers & Services 0.6%
a
HealthEquity, Inc. ..................................... United States 500,000 43,100,000
UnitedHealth Group, Inc. ................................ United States 200,000 101,852,000
144,952,000
Health Care Technology 0.1%
Pro Medicus Ltd. ...................................... Australia 250,000 23,743,118
a
Veeva Systems, Inc. , A ................................. United States 50,000 9,150,500
32,893,618
Hotels, Restaurants & Leisure 1.0%
a
Airbnb, Inc. , A ........................................ United States 125,000 18,953,750
Booking Holdings, Inc. ................................. United States 40,000 158,460,000
a
DoorDash, Inc. , A ..................................... United States 650,000 70,707,000
a
MakeMyTrip Ltd. ...................................... India 200,000 16,820,000
264,940,750
Interactive Media & Services 8.9%
Alphabet, Inc. , A ...................................... United States 7,000,000 1,275,050,000
Meta Platforms, Inc. , A ................................. United States 2,000,000 1,008,440,000
2,283,490,000
IT Services 1.9%
a
Gartner, Inc. ......................................... United States 100,000 44,906,000
a
MongoDB, Inc. , A ..................................... United States 450,000 112,482,000
a
Shopify, Inc. , A ....................................... Canada 5,000,000 330,397,603
a
Wix.com Ltd. ......................................... Israel 25,000 3,976,750
491,762,353
Life Sciences Tools & Services 2.9%
Danaher Corp. ....................................... United States 1,350,000 337,297,500
a,b
Tempus AI, Inc. , A ..................................... United States 396,200 13,867,000
Thermo Fisher Scientific, Inc. ............................ United States 700,000 387,100,000
738,264,500

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media 0.0%
†
a
Trade Desk, Inc. (The) , A ................................ United States 50,000 $ 4,883,500
Pharmaceuticals 3.0%
AstraZeneca plc , ADR .................................. United Kingdom 1,000,000 77,990,000
Eli Lilly & Co. ........................................ United States 700,000 633,766,000
Novo Nordisk A/S , ADR ................................. Denmark 350,000 49,959,000
761,715,000
Professional Services 0.1%
Verisk Analytics, Inc. , A ................................. United States 75,000 20,216,250
Semiconductors & Semiconductor Equipment 27.9%
a
Advanced Micro Devices, Inc. ............................ United States 1,600,000 259,536,000
Analog Devices, Inc. ................................... United States 2,000,000 456,520,000
a
ARM Holdings plc , ADR ................................ United States 100,000 16,362,000
ASM International NV .................................. Netherlands 250,000 191,120,714
ASML Holding NV , ADR ................................ Netherlands 750,000 767,047,500
Broadcom, Inc. ....................................... United States 125,000 200,691,250
Entegris, Inc. ......................................... United States 500,000 67,700,000
Intel Corp. ........................................... United States 500,000 15,485,000
KLA Corp. ........................................... United States 550,000 453,480,500
Lam Research Corp. ................................... United States 535,000 569,694,750
a
Lattice Semiconductor Corp. ............................. United States 1,000,000 57,990,000
Monolithic Power Systems, Inc. ........................... United States 500,000 410,840,000
NVIDIA Corp. ........................................ United States 30,000,000 3,706,200,000
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ........... Taiwan 100,000 17,381,000
7,190,048,714
Software 27.5%
a
Adobe, Inc. .......................................... United States 50,000 27,777,000
a
Appfolio, Inc. , A ....................................... United States 150,000 36,685,500
a
AppLovin Corp. , A ..................................... United States 350,000 29,127,000
a
Aspen Technology, Inc. ................................. United States 25,000 4,965,750
a
Atlassian Corp. , A ..................................... United States 25,000 4,422,000
a
Cadence Design Systems, Inc. ........................... United States 2,300,000 707,825,000
Constellation Software, Inc. .............................. Canada 70,000 201,674,901
a
Crowdstrike Holdings, Inc. , A ............................. United States 100,000 38,319,000
a
Datadog, Inc. , A ...................................... United States 500,000 64,845,000
a
Descartes Systems Group, Inc. (The) ...................... Canada 800,000 77,472,000
a
Elastic NV ........................................... United States 50,000 5,695,500
a
Fair Isaac Corp. ...................................... United States 50,000 74,433,000
a
HubSpot, Inc. ........................................ United States 500,000 294,895,000
Intuit, Inc. ........................................... United States 1,000,000 657,210,000
a
Klaviyo, Inc. , A ....................................... United States 500,000 12,445,000
a,c
Lumine Group, Inc. , Reg S .............................. Canada 500,000 13,495,834
a
Manhattan Associates, Inc. .............................. United States 300,000 74,004,000
Microsoft Corp. ....................................... United States 4,500,000 2,011,275,000
a
Monday.com Ltd. ...................................... United States 500,000 120,380,000
a
Palo Alto Networks, Inc. ................................ United States 1,000,000 339,010,000
a
Procore Technologies, Inc. .............................. United States 800,000 53,048,000
Roper Technologies, Inc. ................................ United States 500,000 281,830,000
Salesforce, Inc. ....................................... United States 500,000 128,550,000
a
ServiceNow, Inc. ...................................... United States 1,150,000 904,670,500
a
SPS Commerce, Inc. ................................... United States 100,000 18,816,000
a
Synopsys, Inc. ....................................... United States 1,250,000 743,825,000
a
Tyler Technologies, Inc. ................................. United States 150,000 75,417,000
a
Workday, Inc. , A ...................................... United States 350,000 78,246,000
7,080,358,985

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 44 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc. .......................................... United States 2,250,000 $ 473,895,000
a
Pure Storage, Inc. , A ................................... United States 100,000 6,421,000
480,316,000
Trading Companies & Distributors 0.0%
†
Fastenal Co. ......................................... United States 200,000 12,568,000
Total Common Stocks (Cost $ 9,956,118,804 ) ....................................
25,681,178,216
Warrants
Warrants 0.0%
Software 0.0%
a,d
Constellation Software, Inc. , 3/31/40 ....................... Canada 50,000 —
Total Warrants (Cost $ – ) ......................................................
—
Total Long Term Investments (Cost $ 9,956,118,804 ) .............................
25,681,178,216
a
Short Term Investments 0.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.2%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.972% .... United States 54,691,602 54,691,602
Total Money Market Funds (Cost $ 54,691,602 ) ..................................
54,691,602
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.972% .... United States 11,217,000 11,217,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 11,217,000 ) ...........................................................
11,217,000
Total Short Term Investments (Cost $ 65,908,602 ) ................................
65,908,602
a
Total Investments (Cost $ 10,022,027,406 ) 100.1% ...............................
$25,747,086,818
Other Assets, less Liabilities (0.1) % ...........................................
(21,061,877)
Net Assets 100.0% ...........................................................
$25,726,024,941
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2024.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the value of this security was
$13,495,834, representing 0.1% of net assets.
d
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
e
See Note 5 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), June 30, 2024
Franklin Growth Fund
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.5%
Aerospace & Defense 3.7%
BWX Technologies, Inc. ................................ United States 1,344,011 $ 127,681,045
Curtiss-Wright Corp. ................................... United States 244,600 66,281,708
Lockheed Martin Corp. ................................. United States 202,955 94,800,280
Northrop Grumman Corp. ............................... United States 627,397 273,513,722
RTX Corp. .......................................... United States 1,505,110 151,097,993
713,374,748
Beverages 2.3%
Constellation Brands, Inc., A ............................. United States 452,178 116,336,356
a
Monster Beverage Corp. ................................ United States 3,914,026 195,505,598
PepsiCo, Inc. ........................................ United States 813,145 134,112,005
445,953,959
Biotechnology 1.6%
AbbVie, Inc. ......................................... United States 435,787 74,746,186
Amgen, Inc. ......................................... United States 509,836 159,298,258
a
Regeneron Pharmaceuticals, Inc. ......................... United States 72,246 75,932,714
309,977,158
Broadline Retail 4.6%
a
Amazon.com, Inc. ..................................... United States 4,539,124 877,185,713
Building Products 1.7%
Trane Technologies plc ................................. United States 989,869 325,597,610
Capital Markets 4.2%
BlackRock, Inc. ....................................... United States 123,820 97,485,962
Blackstone, Inc. ...................................... United States 798,607 98,867,547
Charles Schwab Corp. (The) ............................. United States 2,102,782 154,954,006
Intercontinental Exchange, Inc. ........................... United States 1,350,590 184,882,265
S&P Global, Inc. ...................................... United States 350,525 156,334,150
Tradeweb Markets, Inc., A ............................... United States 1,129,220 119,697,320
812,221,250
Chemicals 2.9%
Air Products and Chemicals, Inc. .......................... United States 473,767 122,255,574
Ecolab, Inc. .......................................... United States 590,978 140,652,764
Linde plc ............................................ United States 664,827 291,732,736
554,641,074
Commercial Services & Supplies 0.6%
Republic Services, Inc., A ............................... United States 616,799 119,868,718
Construction Materials 0.9%
Martin Marietta Materials, Inc. ............................ United States 334,397 181,176,295
Consumer Staples Distribution & Retail 1.1%
Costco Wholesale Corp. ................................ United States 253,449 215,429,115
Electric Utilities 0.9%
NextEra Energy, Inc. ................................... United States 2,555,446 180,951,131
Electrical Equipment 1.3%
AMETEK, Inc. ........................................ United States 612,967 102,187,729
Eaton Corp. plc ....................................... United States 437,964 137,323,612
239,511,341
Electronic Equipment, Instruments & Components 3.1%
Amphenol Corp., A .................................... United States 4,932,630 332,311,283

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
TE Connectivity Ltd. ................................... United States 1,770,857 $ 266,390,019
598,701,302
Entertainment 0.3%
a
ROBLOX Corp., A ..................................... United States 1,475,286 54,895,392
Financial Services 3.6%
Mastercard, Inc., A .................................... United States 964,326 425,422,058
Visa, Inc., A .......................................... United States 1,011,118 265,388,142
690,810,200
Ground Transportation 2.9%
Canadian Pacific Kansas City Ltd. ......................... Canada 1,346,949 106,045,295
JB Hunt Transport Services, Inc. .......................... United States 359,667 57,546,720
Old Dominion Freight Line, Inc. ........................... United States 103,800 18,331,080
a
Uber Technologies, Inc. ................................. United States 557,439 40,514,666
Union Pacific Corp. .................................... United States 1,433,210 324,278,095
546,715,856
Health Care Equipment & Supplies 4.1%
Abbott Laboratories .................................... United States 741,502 77,049,473
a
Edwards Lifesciences Corp. ............................. United States 966,324 89,259,348
a
Haemonetics Corp. .................................... United States 737,264 60,993,850
a
Intuitive Surgical, Inc. .................................. United States 932,640 414,884,904
Stryker Corp. ........................................ United States 388,847 132,305,192
774,492,767
Health Care Providers & Services 1.0%
UnitedHealth Group, Inc. ................................ United States 392,715 199,994,041
Health Care Technology 0.4%
a
Veeva Systems, Inc., A ................................. United States 408,813 74,816,867
Hotels, Restaurants & Leisure 1.9%
a
Airbnb, Inc., A ........................................ United States 579,890 87,928,721
Booking Holdings, Inc. ................................. United States 28,173 111,607,339
a
Chipotle Mexican Grill, Inc., A ............................ United States 2,460,000 154,119,000
353,655,060
Industrial REITs 0.5%
Prologis, Inc. ......................................... United States 840,900 94,441,479
Interactive Media & Services 4.3%
Alphabet, Inc., A ...................................... United States 2,056,520 374,595,118
Alphabet, Inc., C ...................................... United States 2,401,900 440,556,498
815,151,616
IT Services 0.5%
a,b,c
Canva, Inc., B ........................................ Australia 25,413 27,107,058
a
MongoDB, Inc., A ..................................... United States 133,700 33,419,652
a
Shopify, Inc., A ....................................... Canada 411,700 27,192,785
87,719,495
Life Sciences Tools & Services 5.0%
Agilent Technologies, Inc. ............................... United States 1,169,568 151,611,100
Danaher Corp. ....................................... United States 1,132,672 282,998,099
a
Mettler-Toledo International, Inc. .......................... United States 166,809 233,130,590
Thermo Fisher Scientific, Inc. ............................ United States 317,634 175,651,602

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc. ........................ United States 358,800 $ 118,185,132
961,576,523
Machinery 3.5%
Deere & Co. ......................................... United States 377,751 141,139,106
Dover Corp. ......................................... United States 215,744 38,931,005
Illinois Tool Works, Inc. ................................. United States 753,519 178,553,862
Ingersoll Rand, Inc. .................................... United States 1,859,776 168,942,052
Xylem, Inc. .......................................... United States 983,901 133,446,493
661,012,518
Pharmaceuticals 3.8%
AstraZeneca plc, ADR .................................. United Kingdom 2,110,216 164,575,746
Eli Lilly & Co. ........................................ United States 629,084 569,560,072
734,135,818
Professional Services 0.4%
Automatic Data Processing, Inc. .......................... United States 105,229 25,117,110
Verisk Analytics, Inc., A ................................. United States 178,221 48,039,470
73,156,580
Semiconductors & Semiconductor Equipment 13.9%
a
ARM Holdings plc, ADR ................................ United States 356,500 58,330,530
ASML Holding NV, ADR ................................ Netherlands 388,894 397,733,561
Lam Research Corp. ................................... United States 28,550 30,401,467
a
Lattice Semiconductor Corp. ............................. United States 695,800 40,349,442
Monolithic Power Systems, Inc. ........................... United States 418,345 343,745,720
NVIDIA Corp. ........................................ United States 10,870,070 1,342,888,448
NXP Semiconductors NV ............................... China 665,330 179,033,650
Texas Instruments, Inc. ................................. United States 1,326,618 258,066,999
2,650,549,817
Software 17.9%
a
Adobe, Inc. .......................................... United States 143,493 79,716,101
a
Autodesk, Inc. ........................................ United States 790,713 195,661,932
a,b,c
Checkout Payments Group Ltd., B ......................... United Kingdom 96,603 8,736,028
a
Crowdstrike Holdings, Inc., A ............................. United States 132,753 50,869,622
Intuit, Inc. ........................................... United States 710,431 466,902,357
Microsoft Corp. ....................................... United States 2,793,768 1,248,674,608
a
Procore Technologies, Inc. .............................. United States 66,651 4,419,628
a
PTC, Inc. ........................................... United States 1,026,515 186,486,980
Salesforce, Inc. ....................................... United States 534,162 137,333,050
a
ServiceNow, Inc. ...................................... United States 634,095 498,823,514
a,b,c
Stripe, Inc., B ........................................ United States 540,043 14,072,149
a
Synopsys, Inc. ....................................... United States 537,220 319,678,133
a
Tyler Technologies, Inc. ................................. United States 114,252 57,443,621
a
Workday, Inc., A ...................................... United States 661,601 147,907,520
3,416,725,243
Technology Hardware, Storage & Peripherals 3.6%
Apple, Inc. .......................................... United States 3,279,793 690,790,002
Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc., B ......................................... United States 1,757,536 132,465,488
Trading Companies & Distributors 0.9%
Fastenal Co. ......................................... United States 2,605,313 163,717,869

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 44 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Water Utilities 0.4%
American Water Works Co., Inc. .......................... United States 579,967 $ 74,908,538
Total Common Stocks (Cost $ 4,576,995,409) ....................................
18,826,320,583
Convertible Preferred Stocks 0.4%
IT Services 0.0%
†
a,b,c
Canva, Inc., A ........................................ Australia 2,353 2,509,854
a,b,c
Canva, Inc., A-3 ...................................... Australia 94 100,266
a,b,c
Canva, Inc., A-4 ...................................... Australia 8 8,533
a,b,c
Canva, Inc., A-5 ...................................... Australia 5 5,333
2,623,986
Software 0.4%
a,b,c
Gusto, Inc., E ........................................ United States 822,494 20,601,898
a,b,c
OneTrust LLC, C ...................................... United States 849,894 13,180,443
a,b,c
Stripe, Inc., I ......................................... United States 1,759,545 45,849,273
79,631,614
Total Convertible Preferred Stocks (Cost $81,287,285) ...........................
82,255,600
Preferred Stocks 0.6%
Life Sciences Tools & Services 0.6%
d
Sartorius AG, 0.34% ................................... Germany 475,000 111,206,443
Total Preferred Stocks (Cost $164,568,096) .....................................
111,206,443
Total Long Term Investments (Cost $4,822,850,790) .............................
19,019,782,626
a
Short Term Investments 0.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.4%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 4.972% .... United States 69,430,608 69,430,608
Total Money Market Funds (Cost $69,430,608) ..................................
69,430,608
Total Short Term Investments (Cost $69,430,608 ) ................................
69,430,608
a
Total Investments (Cost $4,892,281,398) 99.9% ..................................
$19,089,213,234
Other Assets, less Liabilities 0.1% .............................................
26,387,988
Net Assets 100.0% ...........................................................
$19,115,601,222
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
c
See Note 3 regarding restricted securities.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 5 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), June 30, 2024
Franklin Income Fund
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 21.1%
Aerospace & Defense 1.3%
a
Lockheed Martin Corp. ................................. United States 1,650,000 $ 770,715,000
RTX Corp. .......................................... United States 2,000,000 200,780,000
971,495,000
Air Freight & Logistics 0.3%
United Parcel Service, Inc., B ............................ United States 1,500,000 205,275,000
Banks 1.3%
a
Bank of America Corp. ................................. United States 8,000,000 318,160,000
Fifth Third Bancorp .................................... United States 4,000,000 145,960,000
PNC Financial Services Group, Inc. (The) ................... United States 1,000,000 155,480,000
Truist Financial Corp. .................................. United States 5,998,900 233,057,265
US Bancorp ......................................... United States 1,500,000 59,550,000
912,207,265
Beverages 0.9%
Coca-Cola Co. (The) ................................... United States 3,000,000 190,950,000
PepsiCo, Inc. ........................................ United States 3,000,000 494,790,000
685,740,000
Biotechnology 0.7%
a
AbbVie, Inc. ......................................... United States 2,000,000 343,040,000
Amgen, Inc. ......................................... United States 500,000 156,225,000
499,265,000
Capital Markets 0.1%
a
Morgan Stanley ....................................... United States 500,000 48,595,000
Chemicals 0.8%
Air Products and Chemicals, Inc. .......................... United States 1,250,000 322,562,500
Albemarle Corp. ...................................... United States 1,000,000 95,520,000
LyondellBasell Industries NV, A ........................... United States 1,700,000 162,622,000
580,704,500
Communications Equipment 0.4%
Cisco Systems, Inc. ................................... United States 6,595,000 313,328,450
Containers & Packaging 0.2%
a
International Paper Co. ................................. United States 4,000,000 172,600,000
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc. ............................ United States 5,000,000 206,200,000
Electric Utilities 3.1%
American Electric Power Co., Inc. ......................... United States 3,000,000 263,220,000
Duke Energy Corp. .................................... United States 4,000,000 400,920,000
Edison International ................................... United States 1,800,000 129,258,000
Entergy Corp. ........................................ United States 500,000 53,500,000
a
NextEra Energy, Inc. ................................... United States 6,300,975 446,172,040
Southern Co. (The) .................................... United States 10,000,000 775,700,000
Xcel Energy, Inc. ...................................... United States 3,000,000 160,230,000
2,229,000,040
Ground Transportation 0.4%
Union Pacific Corp. .................................... United States 1,250,000 282,825,000
Health Care Equipment & Supplies 0.2%
Medtronic plc ........................................ United States 1,500,000 118,065,000
Health Care Providers & Services 0.4%
a
CVS Health Corp. ..................................... United States 5,000,000 295,300,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 0.3%
a
McDonald's Corp. ..................................... United States 500,000 $ 127,420,000
a
Starbucks Corp. ...................................... United States 1,000,000 77,850,000
205,270,000
Household Products 0.8%
Procter & Gamble Co. (The) ............................. United States 3,500,000 577,220,000
Industrial Conglomerates 0.4%
Honeywell International, Inc. ............................. United States 1,250,000 266,925,000
Insurance 0.1%
a
MetLife, Inc. ......................................... United States 1,000,000 70,190,000
IT Services 0.1%
International Business Machines Corp. ..................... United States 500,000 86,475,000
Media 0.1%
Comcast Corp., A ..................................... United States 2,000,000 78,320,000
Metals & Mining 0.5%
a
Freeport-McMoRan, Inc. ................................ United States 2,500,000 121,500,000
Rio Tinto plc, ADR ..................................... Australia 3,500,000 230,755,000
352,255,000
Multi-Utilities 0.7%
Dominion Energy, Inc. .................................. United States 5,000,000 245,000,000
Sempra ............................................. United States 3,000,000 228,180,000
473,180,000
Oil, Gas & Consumable Fuels 3.3%
a
Chevron Corp. ....................................... United States 7,500,000 1,173,150,000
ConocoPhillips ....................................... United States 2,500,000 285,950,000
Exxon Mobil Corp. ..................................... United States 5,000,000 575,600,000
Shell plc, ADR ........................................ United States 4,000,000 288,720,000
TotalEnergies SE, ADR ................................. France 1,500,000 100,020,000
2,423,440,000
Pharmaceuticals 2.6%
b
Bausch Health Cos., Inc. ................................ United States 10,000,000 69,700,000
Bristol-Myers Squibb Co. ................................ United States 3,000,000 124,590,000
b
Endo, Inc. ........................................... United States 3,251,038 91,841,823
b,c
Endo, Inc., 144A ...................................... United States 1,233,284 34,686,113
Johnson & Johnson ................................... United States 7,000,000 1,023,120,000
Pfizer, Inc. ........................................... United States 20,000,000 559,600,000
1,903,537,936
Semiconductors & Semiconductor Equipment 0.3%
a
Broadcom, Inc. ....................................... United States 100,000 160,553,000
Intel Corp. ........................................... United States 3,000,000 92,910,000
253,463,000
Specialty Retail 0.9%
Home Depot, Inc. (The) ................................. United States 1,810,751 623,332,924
Tobacco 0.6%
Philip Morris International, Inc. ........................... United States 4,000,000 405,320,000
Total Common Stocks (Cost $13,690,800,197) ...................................
15,239,529,115

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 0.3%
Capital Markets 0.2%
d
Clarion Partners Real Estate Income Fund, Inc., Class I ........ United States 7,867,833 $ 92,683,071
Financial Services 0.1%
b,d
Franklin BSP Real Estate Credit BDC ...................... United States 3,988,603 99,715,075
b
Total Management Investment Companies (Cost $199,715,075) ...................
192,398,146
Equity-Linked Securities 17.2%
Aerospace & Defense 0.5%
c
Barclays Bank plc into Northrop Grumman Corp., 144A, 7%,
11/08/24 .......................................... United States 315,000 139,974,479
c
Wells Fargo Bank NA into Boeing Co. (The), 144A, 9%, 6/17/25 .. United States 1,350,000 239,870,451
379,844,930
Air Freight & Logistics 0.3%
c
J.P. Morgan Structured Products BV into United Parcel Service, Inc.,
144A, 9%, 10/22/24 .................................. United States 1,530,000 212,688,383
Banks 1.9%
c
Barclays Bank plc into Citigroup, Inc., 144A, 9%, 7/03/24 ........ United States 5,110,000 284,420,276
c
Barclays Bank plc into US Bancorp, 144A, 10%, 8/23/24 ........ United States 4,320,000 173,259,860
c
BNP Paribas Issuance BV into Bank of America Corp., 144A, 8.5%,
2/26/25 ........................................... United States 6,800,000 244,655,206
c
Citigroup Global Markets Holdings, Inc. into Bank of America Corp.,
144A, 8%, 8/16/24 ................................... United States 8,128,000 291,526,909
c
Merrill Lynch International & Co. CV into Fifth Third Bancorp, 144A,
10%, 3/10/25 ....................................... United States 3,150,000 112,224,667
c
Royal Bank of Canada into Citigroup, Inc., 144A, 10%, 10/15/24 .. United States 6,300,000 298,818,963
1,404,905,881
Biotechnology 0.3%
c
Merrill Lynch International & Co. CV into AbbVie, Inc., 144A, 7.5%,
4/23/25 ........................................... United States 1,385,000 239,764,440
Broadline Retail 0.4%
c
Goldman Sachs International Bank into Amazon.com, Inc., 144A,
9%, 11/20/24 ....................................... United States 2,375,000 312,626,732
Building Products 0.4%
c
J.P. Morgan Structured Products BV into Johnson Controls
International plc, 144A, 8%, 9/09/24 ...................... United States 2,360,000 152,132,208
c
Wells Fargo Bank NA into Johnson Controls International plc, 144A,
9%, 12/10/24 ....................................... United States 2,450,000 139,874,776
292,006,984
Capital Markets 1.7%
c
BNP Paribas Issuance BV into Goldman Sachs Group, Inc. (The),
144A, 7.5%, 8/19/24 ................................. United States 690,000 278,665,310
c
Goldman Sachs International Bank into Morgan Stanley, 144A, 9%,
12/24/24 .......................................... United States 2,812,000 264,811,823
c
Merrill Lynch International & Co. CV into Charles Schwab Corp.
(The), 144A, 9%, 2/25/25 .............................. United States 3,550,000 242,472,445
c,e
Merrill Lynch International & Co. CV into Morgan Stanley, 144A, 9%,
7/14/25 ........................................... United States 1,650,000 159,494,063
c
UBS AG into Charles Schwab Corp. (The), 144A, 10%, 7/17/24 ... United States 4,300,000 273,144,098
1,218,587,739
Chemicals 0.4%
c
Barclays Bank plc into Air Products and Chemicals, Inc., 144A, 8.5%,
3/10/25 ........................................... United States 730,000 177,914,058

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Chemicals (continued)
c
National Bank of Canada into Albemarle Corp., 144A, 12%, 3/31/25 United States 830,000 $ 85,285,065
263,199,123
Communications Equipment 0.6%
c
Royal Bank of Canada into Cisco Systems, Inc., 144A, 8%, 9/03/24 United States 4,300,000 205,942,010
c
UBS AG into Cisco Systems, Inc., 144A, 8%, 6/10/25 .......... United States 5,000,000 238,486,588
444,428,598
Consumer Staples Distribution & Retail 0.4%
c
UBS AG into Target Corp., 144A, 9%, 9/05/24 ................ United States 1,935,000 285,336,875
Containers & Packaging 0.2%
c
Mizuho Markets Cayman LP into International Paper Co., 144A,
10%, 1/22/25 ....................................... United States 2,900,000 114,987,984
Electric Utilities 0.6%
c
Mizuho Markets Cayman LP into NextEra Energy, Inc., 144A, 9%,
4/08/25 ........................................... United States 3,290,000 218,325,612
c
Wells Fargo Bank NA into NextEra Energy, Inc., 144A, 8%, 5/20/25 United States 3,500,000 248,430,690
466,756,302
Ground Transportation 0.4%
c
Merrill Lynch BV into Union Pacific Corp., 144A, 8%, 11/05/24 .... United States 1,300,000 291,196,312
Health Care Providers & Services 0.3%
c
Wells Fargo Bank NA into UnitedHealth Group, Inc., 144A, 7%,
7/14/25 ........................................... United States 425,000 210,837,662
Hotels, Restaurants & Leisure 0.3%
c
Wells Fargo Bank NA into Starbucks Corp., 144A, 8%, 3/04/25 ... United States 2,500,000 201,325,325
Insurance 0.4%
c
BNP Paribas Issuance BV into MetLife, Inc., 144A, 9%, 10/23/24 .. United States 3,800,000 259,114,353
Interactive Media & Services 0.4%
c
JPMorgan Chase Bank NA into Alphabet, Inc., 144A, 8%, 3/18/25 . United States 1,805,000 265,616,901
IT Services 0.3%
c
Barclays Bank plc into International Business Machines Corp., 144A,
8.5%, 6/09/25 ...................................... United States 1,340,000 230,398,444
Media 0.5%
c
BNP Paribas Issuance BV into Comcast Corp., 144A, 8%, 1/15/25 United States 3,100,000 123,052,781
c
J.P. Morgan Structured Products BV into Comcast Corp., 144A, 8%,
8/13/24 ........................................... United States 5,825,000 228,365,352
351,418,133
Metals & Mining 1.2%
c
Citigroup Global Markets Holdings, Inc. into Freeport-McMoRan,
Inc., 144A, 10%, 5/20/25 .............................. United States 4,100,000 202,067,273
c
Mizuho Markets Cayman LP into Barrick Gold Corp., 144A, 9%,
7/01/25 ........................................... Canada 3,225,000 53,203,451
c
Mizuho Markets Cayman LP into Freeport-McMoRan, Inc., 144A,
11%, 12/10/24 ...................................... United States 7,539,000 330,010,032
c
UBS AG into Newmont Corp., 144A, 11%, 1/16/25 ............. United States 6,000,000 244,137,771
829,418,527
Multi-Utilities 0.1%
c
Wells Fargo Bank NA into Dominion Energy, Inc., 144A, 9%, 1/10/25 United States 2,130,000 104,825,179
Oil, Gas & Consumable Fuels 1.4%
c
BNP Paribas Issuance BV into BP plc, 144A, 8.5%, 5/15/25 ...... United States 4,750,000 177,394,241

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Oil, Gas & Consumable Fuels (continued)
c
Citigroup Global Markets Holdings, Inc. into BP plc, 144A, 10%,
12/30/24 .......................................... United States 6,600,000 $ 240,783,611
c
Citigroup Global Markets Holdings, Inc. into Exxon Mobil Corp.,
144A, 9%, 3/12/25 ................................... United States 2,600,000 283,350,773
c
J.P. Morgan Structured Products BV into Exxon Mobil Corp., 144A,
9%, 9/24/24 ........................................ United States 2,435,000 280,775,563
982,304,188
Pharmaceuticals 0.3%
c
Mizuho Markets Cayman LP into Bristol-Myers Squibb Co., 144A,
9.5%, 5/08/25 ...................................... United States 4,800,000 204,303,710
Semiconductors & Semiconductor Equipment 3.2%
c
Citigroup Global Markets Holdings, Inc. into Intel Corp., 144A, 10%,
10/03/24 .......................................... United States 6,700,000 212,055,639
c
Goldman Sachs International Bank into Texas Instruments, Inc.,
144A, 9%, 11/10/25 .................................. United States 1,670,000 288,709,627
c
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 11/12/24 ...................................... United States 3,500,000 302,712,432
c
Morgan Stanley Finance II Ltd. into Microchip Technology, Inc.,
144A, 10%, 3/03/25 .................................. United States 1,850,000 161,788,312
c
National Bank of Canada into Analog Devices, Inc., 144A, 8.5%,
7/17/24 ........................................... United States 1,500,000 320,249,722
c
National Bank of Canada into Broadcom, Inc., 144A, 11.5%, 5/13/25 United States 200,000 272,756,540
c
Royal Bank of Canada into Texas Instruments, Inc., 144A, 8%,
6/11/25 ........................................... United States 800,000 157,688,017
c
Royal Bank of Canada into Texas Instruments, Inc., 144A, 8.5%,
7/15/25 ........................................... United States 890,000 172,279,498
c
UBS AG into Texas Instruments, Inc., 144A, 8.5%, 8/07/24 ...... United States 1,583,000 301,606,932
c
Wells Fargo Bank NA into Intel Corp., 144A, 11%, 2/14/25 ....... United States 4,000,000 134,386,759
2,324,233,478
Software 0.4%
c
Mizuho Markets Cayman LP into Oracle Corp., 144A, 8.5%, 2/10/25 United States 2,350,000 291,347,023
Technology Hardware, Storage & Peripherals 0.3%
c
UBS AG into Apple, Inc., 144A, 7%, 4/02/25 ................. United States 1,150,000 214,232,620
Total Equity-Linked Securities (Cost $11,966,150,675) ...........................
12,395,705,826
Convertible Preferred Stocks 0.5%
Chemicals 0.3%
Albemarle Corp., 7.25% ................................ United States 5,500,000 256,630,000
Electric Utilities 0.1%
b
NextEra Energy, Inc., 7.299% ............................ United States 1,500,000 74,235,000
b
Financial Services 0.1%
b
FNMA, 5.375% ....................................... United States 4,240 61,056,000
b
Total Convertible Preferred Stocks (Cost $688,031,139) ..........................
391,921,000
Preferred Stocks 0.0%
†
Financial Services 0.0%
†
b
FNMA, 8.25%, S ...................................... United States 4,000,000 20,520,000
b
Total Preferred Stocks (Cost $93,801,500) ......................................
20,520,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 45.3%
Aerospace & Defense 1.8%
Boeing Co. (The) ,
Senior Bond, 3.2%, 3/01/29 ............................ United States 25,000,000 $ 22,190,155
Senior Bond, 3.625%, 2/01/31 .......................... United States 59,000,000 51,663,284
Senior Bond, 3.6%, 5/01/34 ............................ United States 25,000,000 20,123,845
Senior Bond, 3.25%, 2/01/35 ........................... United States 25,000,000 19,099,889
c
Senior Bond, 144A, 6.528%, 5/01/34 ..................... United States 25,000,000 25,610,280
Senior Note, 2.196%, 2/04/26 .......................... United States 45,000,000 42,315,515
Senior Note, 5.04%, 5/01/27 ........................... United States 180,000,000 176,091,881
Senior Note, 3.25%, 2/01/28 ........................... United States 70,000,000 64,127,277
Senior Note, 5.15%, 5/01/30 ........................... United States 390,000,000 374,627,401
c
Senior Note, 144A, 6.388%, 5/01/31 ..................... United States 20,000,000 20,369,412
c
Bombardier, Inc. , Senior Note , 144A, 7.25% , 7/01/31 ........... Canada 40,000,000 41,118,800
RTX Corp. , Senior Bond , 6.1% , 3/15/34 .....................
United States 25,000,000 26,328,542
Textron, Inc. ,
Senior Bond, 3%, 6/01/30 ............................. United States 30,000,000 26,428,896
Senior Bond, 2.45%, 3/15/31 ........................... United States 40,000,000 33,535,616
c
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.75%, 8/15/28 ............... United States 100,000,000 101,347,400
Senior Secured Note, 144A, 6.375%, 3/01/29 .............. United States 135,000,000 135,849,555
Senior Secured Note, 144A, 6.875%, 12/15/30 ............. United States 50,000,000 51,084,750
Senior Secured Note, 144A, 6.625%, 3/01/32 .............. United States 100,000,000 101,130,941
1,333,043,439
Air Freight & Logistics 0.0%
†
FedEx Corp. , Senior Bond , 2.4% , 5/15/31 ...................
United States 29,000,000 24,571,482
Automobile Components 0.4%
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 85,000,000 72,377,313
Goodyear Tire & Rubber Co. (The) ,
Senior Bond, 5%, 5/31/26 ............................. United States 57,000,000 56,081,969
f
Senior Bond, 4.875%, 3/15/27 .......................... United States 34,757,000 33,621,284
f
Senior Bond, 5.25%, 4/30/31 ........................... United States 45,000,000 41,331,060
Senior Note, 5%, 7/15/29 ............................. United States 67,000,000 62,428,771
265,840,397
Automobiles 0.9%
Ford Motor Co. ,
Senior Bond, 4.346%, 12/08/26 ......................... United States 65,000,000 63,126,784
Senior Bond, 3.25%, 2/12/32 ........................... United States 120,000,000 99,233,675
Senior Bond, 6.1%, 8/19/32 ............................ United States 195,000,000 194,854,333
General Motors Co. ,
Senior Bond, 5%, 10/01/28 ............................ United States 25,000,000 24,774,425
Senior Bond, 5.6%, 10/15/32 ........................... United States 25,000,000 25,019,326
Senior Bond, 5.15%, 4/01/38 ........................... United States 140,000,000 128,878,235
c
Volkswagen Group of America Finance LLC , Senior Note , 144A,
1.25% , 11/24/25 ..................................... Germany 97,000,000 91,554,063
627,440,841
Banks 3.2%
Bank of America Corp. ,
g
AA, Junior Sub. Bond, 6.1% to 3/16/25, FRN thereafter, Perpetual United States 70,000,000 69,970,950
g
X, Junior Sub. Bond, 6.25% to 9/04/24, FRN thereafter, Perpetual United States 50,000,000 49,917,600
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 ... United States 45,000,000 42,327,538
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ..... United States 185,000,000 174,535,660
Barclays plc ,
Senior Bond, 4.375%, 1/12/26 .......................... United Kingdom 27,000,000 26,557,099

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Barclays plc, (continued)
Senior Bond, 4.337%, 1/10/28 .......................... United Kingdom 31,000,000 $ 29,848,953
Senior Bond, 2.645% to 6/23/30, FRN thereafter, 6/24/31 ..... United Kingdom 49,000,000 41,657,439
Senior Bond, 5.746% to 8/08/32, FRN thereafter, 8/09/33 ..... United Kingdom 100,000,000 99,795,625
Senior Bond, 7.437% to 11/01/32, FRN thereafter, 11/02/33 .... United Kingdom 75,000,000 82,529,748
Senior Bond, 6.692% to 9/12/33, FRN thereafter, 9/13/34 ..... United Kingdom 70,000,000 74,249,182
Senior Note, 7.325% to 11/01/25, FRN thereafter, 11/02/26 .... United Kingdom 30,000,000 30,533,032
Senior Note, 5.501% to 8/08/27, FRN thereafter, 8/09/28 ...... United Kingdom 80,000,000 79,876,667
Sub. Bond, 7.119% to 6/26/33, FRN thereafter, 6/27/34 ....... United Kingdom 55,000,000 58,381,433
Citigroup, Inc. ,
g,h
M, Junior Sub. Bond, FRN, 9.007%, (3-month SOFR + 3.685%),
Perpetual ......................................... United States 95,000,000 95,116,615
Senior Bond, 6.27% to 11/16/32, FRN thereafter, 11/17/33 ..... United States 85,000,000 89,063,877
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ....... United States 155,000,000 157,715,479
Fifth Third Bancorp ,
Senior Note, 6.339% to 7/26/28, FRN thereafter, 7/27/29 ...... United States 20,000,000 20,506,763
Senior Note, 5.631% to 1/28/31, FRN thereafter, 1/29/32 ...... United States 20,000,000 19,834,018
Fifth Third Bank NA , Senior Note , 5.852% to 10/26/24, FRN
thereafter , 10/27/25 .................................. United States 65,185,000 65,133,671
JPMorgan Chase & Co. ,
g
Junior Sub. Bond, 6.875% to 5/31/29, FRN thereafter, Perpetual United States 50,000,000 51,768,200
Senior Bond, 6.254% to 10/22/33, FRN thereafter, 10/23/34 ... United States 90,000,000 95,504,482
Senior Note, 5.04% to 1/22/27, FRN thereafter, 1/23/28 ....... United States 40,000,000 39,791,214
KeyBank NA ,
Senior Note, 5.85%, 11/15/27 .......................... United States 50,000,000 49,851,593
Sub. Bond, 4.9%, 8/08/32 ............................. United States 35,000,000 31,206,831
Morgan Stanley Bank NA , Senior Note , 4.952% to 1/13/27, FRN
thereafter , 1/14/28 ................................... United States 55,000,000 54,597,953
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 6.037% to 10/27/32, FRN thereafter, 10/28/33 ... United States 70,000,000 72,157,083
Senior Note, 5.582% to 6/11/28, FRN thereafter, 6/12/29 ...... United States 20,000,000 20,224,555
Royal Bank of Canada , Senior Bond , 5% , 2/01/33 .............
Canada 50,000,000 49,308,996
Truist Bank , Sub. Bond , 2.25% , 3/11/30 .....................
United States 42,645,000 35,582,552
Truist Financial Corp. ,
Senior Note, 6.047% to 6/07/26, FRN thereafter, 6/08/27 ...... United States 45,000,000 45,336,092
Sub. Bond, 4.916% to 7/27/32, FRN thereafter, 7/28/33 ....... United States 95,000,000 87,967,550
US Bancorp ,
Senior Bond, 5.85% to 10/20/32, FRN thereafter, 10/21/33 .... United States 45,000,000 45,724,891
Senior Bond, 5.836% to 6/09/33, FRN thereafter, 6/12/34 ..... United States 35,000,000 35,503,272
Senior Note, 5.775% to 6/11/28, FRN thereafter, 6/12/29 ...... United States 40,000,000 40,616,368
Senior Note, 5.384% to 1/22/29, FRN thereafter, 1/23/30 ...... United States 20,000,000 20,057,595
Wells Fargo & Co. ,
Senior Bond, 4.897% to 7/24/32, FRN thereafter, 7/25/33 ..... United States 50,000,000 48,110,389
Senior Bond, 5.557% to 7/24/33, FRN thereafter, 7/25/34 ..... United States 90,000,000 89,967,944
Senior Bond, 6.491% to 10/22/33, FRN thereafter, 10/23/34 ... United States 60,000,000 63,987,851
2,284,816,760
Beverages 0.2%
Coca-Cola Co. (The) , Senior Bond , 1.65% , 6/01/30 ............
United States 110,000,000 92,319,800
Constellation Brands, Inc. , Senior Bond , 3.15% , 8/01/29 ........
United States 35,000,000 31,752,011
124,071,811
Biotechnology 0.3%
AbbVie, Inc. ,
Senior Bond, 4.5%, 5/14/35 ............................ United States 45,000,000 42,465,608
Senior Note, 3.2%, 11/21/29 ........................... United States 65,000,000 59,660,217

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology (continued)
Amgen, Inc. ,
Senior Bond, 2.45%, 2/21/30 ........................... United States 25,000,000 $ 21,810,585
Senior Bond, 5.25%, 3/02/33 ........................... United States 50,000,000 49,878,858
Senior Note, 5.25%, 3/02/30 ........................... United States 20,000,000 20,152,817
193,968,085
Broadline Retail 0.0%
†
Amazon.com, Inc. , Senior Bond , 3.6% , 4/13/32 ...............
United States 32,500,000 29,862,245
Building Products 0.4%
c
AmeriTex HoldCo Intermediate LLC , Senior Secured Note , 144A,
10.25% , 10/15/28 .................................... United States 39,000,000 41,118,987
c
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 47,600,000 46,720,661
Carrier Global Corp. ,
Senior Bond, 2.7%, 2/15/31 ............................ United States 5,000,000 4,300,655
Senior Note, 2.722%, 2/15/30 .......................... United States 65,000,000 57,446,577
c
EMRLD Borrower LP / Emerald Co-Issuer, Inc. ,
Senior Secured Note, 144A, 6.625%, 12/15/30 ............. United States 50,000,000 50,452,600
e
Senior Secured Note, 144A, 6.75%, 7/15/31 ............... United States 20,000,000 20,262,500
Johnson Controls International plc / Tyco Fire & Security Finance
SCA , Senior Bond , 4.9% , 12/01/32 ....................... United States 39,500,000 38,543,814
258,845,794
Capital Markets 1.2%
Brookfield Finance, Inc. , Senior Bond , 4.85% , 3/29/29 ..........
Canada 25,000,000 24,573,014
Charles Schwab Corp. (The) ,
Senior Bond, 5.853% to 5/18/33, FRN thereafter, 5/19/34 ..... United States 30,000,000 30,601,986
Senior Bond, 6.136% to 8/23/33, FRN thereafter, 8/24/34 ..... United States 30,000,000 31,251,943
Senior Note, 5.643% to 5/18/28, FRN thereafter, 5/19/29 ...... United States 25,000,000 25,337,161
Senior Note, 6.196% to 11/16/28, FRN thereafter, 11/17/29 .... United States 40,000,000 41,614,840
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 2.65% to 10/20/31, FRN thereafter, 10/21/32 .... United States 100,000,000 83,174,334
Senior Bond, 6.561% to 10/23/33, FRN thereafter, 10/24/34 ... United States 100,000,000 107,549,159
Senior Bond, 5.851% to 4/24/34, FRN thereafter, 4/25/35 ..... United States 65,000,000 66,607,400
Sub. Bond, 6.75%, 10/01/37 ........................... United States 60,000,000 64,771,430
Morgan Stanley ,
Senior Bond, 6.342% to 10/17/32, FRN thereafter, 10/18/33 ... United States 35,000,000 37,170,634
Senior Bond, 5.25% to 4/20/33, FRN thereafter, 4/21/34 ...... United States 251,000,000 247,188,339
Senior Bond, 6.627% to 10/31/33, FRN thereafter, 11/01/34 .... United States 40,000,000 43,217,407
Sub. Bond, 5.948% to 1/18/33, FRN thereafter, 1/19/38 ....... United States 67,095,000 66,741,875
869,799,522
Chemicals 0.9%
Celanese US Holdings LLC ,
Senior Bond, 6.379%, 7/15/32 .......................... United States 50,000,000 51,412,557
Senior Note, 6.165%, 7/15/27 .......................... United States 40,000,000 40,615,791
Senior Note, 6.55%, 11/15/30 .......................... United States 20,000,000 20,909,156
c
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% , 5/15/26 Switzerland 100,000,000 96,839,300
c
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 25,000,000 24,040,601
Dow Chemical Co. (The) , Senior Bond , 6.3% , 3/15/33 ..........
United States 35,000,000 36,952,137
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .......
United States 25,000,000 23,699,671
c
International Flavors & Fragrances, Inc. ,
Senior Bond, 144A, 2.3%, 11/01/30 ...................... United States 75,000,000 62,566,487
Senior Note, 144A, 1.832%, 10/15/27 .................... United States 20,000,000 17,865,776
c
Olin Corp. , Senior Note , 144A, 9.5% , 6/01/25 ................ United States 30,000,000 30,669,179

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
c,f
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 .. United States 38,000,000 $ 40,946,254
c
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 717,000 703,510
c
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 112,500,000 105,947,809
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 135,000,000 125,733,816
678,902,044
Commercial Services & Supplies 0.3%
c
ADT Security Corp. (The) , Senior Secured Note , 144A, 4.125% ,
8/01/29 ........................................... United States 20,000,000 18,459,674
c
APX Group, Inc. ,
Senior Note, 144A, 5.75%, 7/15/29 ...................... United States 80,000,000 76,811,184
Senior Secured Note, 144A, 6.75%, 2/15/27 ............... United States 140,000,000 139,783,546
235,054,404
Communications Equipment 1.0%
c
CommScope Technologies LLC ,
Senior Bond, 144A, 6%, 6/15/25 ........................ United States 323,000,000 263,564,770
Senior Bond, 144A, 5%, 3/15/27 ........................ United States 55,000,000 22,850,631
c
CommScope, Inc. ,
Senior Note, 144A, 8.25%, 3/01/27 ...................... United States 188,000,000 89,404,810
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 200,000,000 83,111,800
Senior Secured Note, 144A, 6%, 3/01/26 .................. United States 224,085,000 196,925,898
Senior Secured Note, 144A, 4.75%, 9/01/29 ............... United States 70,454,000 48,952,144
704,810,053
Construction & Engineering 0.1%
Quanta Services, Inc. , Senior Bond , 2.9% , 10/01/30 ...........
United States 96,963,000 85,463,680
Consumer Finance 2.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.3%, 1/30/32 ............................ Ireland 50,000,000 42,976,198
Senior Bond, 5.3%, 1/19/34 ............................ Ireland 45,000,000 44,094,852
Senior Note, 5.75%, 6/06/28 ........................... Ireland 40,000,000 40,433,479
Capital One Financial Corp. ,
Senior Bond, 3.8%, 1/31/28 ............................ United States 27,300,000 25,963,038
Senior Bond, 5.268% to 5/09/32, FRN thereafter, 5/10/33 ..... United States 50,000,000 48,272,843
Senior Bond, 5.817% to 1/31/33, FRN thereafter, 2/01/34 ..... United States 85,000,000 84,173,450
Senior Note, 4.927% to 5/09/27, FRN thereafter, 5/10/28 ...... United States 159,532,733 157,311,959
Senior Note, 6.312% to 6/07/28, FRN thereafter, 6/08/29 ...... United States 75,000,000 76,762,095
f
Senior Note, 5.7% to 1/31/29, FRN thereafter, 2/01/30 ........ United States 20,000,000 20,099,972
Senior Note, 5.247% to 7/25/29, FRN thereafter, 7/26/30 ...... United States 40,000,000 39,309,822
Senior Note, 7.624% to 10/29/30, FRN thereafter, 10/30/31 .... United States 40,000,000 44,048,865
Sub. Bond, 4.2%, 10/29/25 ............................ United States 43,500,000 42,621,937
Sub. Bond, 3.75%, 7/28/26 ............................ United States 74,800,000 72,218,903
Ford Motor Credit Co. LLC ,
Senior Bond, 4.134%, 8/04/25 .......................... United States 50,000,000 49,082,138
Senior Bond, 5.113%, 5/03/29 .......................... United States 85,000,000 82,151,796
Senior Note, 5.125%, 6/16/25 .......................... United States 108,015,000 107,233,414
Senior Note, 3.375%, 11/13/25 ......................... United States 32,000,000 30,982,656
Senior Note, 6.95%, 6/10/26 ........................... United States 35,000,000 35,686,389
Senior Note, 2.7%, 8/10/26 ............................ United States 60,000,000 56,373,376
Senior Note, 4.95%, 5/28/27 ........................... United States 85,000,000 83,010,692
Senior Note, 6.8%, 5/12/28 ............................ United States 92,000,000 94,821,123
Senior Note, 7.35%, 3/06/30 ........................... United States 45,000,000 47,648,256
General Motors Financial Co., Inc. ,
Senior Bond, 4.35%, 1/17/27 ........................... United States 20,000,000 19,486,746

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
General Motors Financial Co., Inc., (continued)
Senior Bond, 3.6%, 6/21/30 ............................ United States 37,720,000 $ 33,892,496
Senior Bond, 3.1%, 1/12/32 ............................ United States 80,000,000 67,271,309
Senior Bond, 6.4%, 1/09/33 ............................ United States 50,000,000 51,924,667
Senior Note, 5%, 4/09/27 ............................. United States 50,000,000 49,506,290
Senior Note, 5.8%, 6/23/28 ............................ United States 50,000,000 50,631,165
Senior Note, 5.8%, 1/07/29 ............................ United States 75,000,000 75,695,291
Senior Note, 4.3%, 4/06/29 ............................ United States 19,000,000 18,058,075
Senior Note, 5.85%, 4/06/30 ........................... United States 20,000,000 20,253,196
John Deere Capital Corp. , Senior Bond , 4.35% , 9/15/32 ........
United States 15,000,000 14,347,371
c
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 6.5% ,
3/26/31 ........................................... United Kingdom 15,000,000 15,435,135
1,741,778,994
Consumer Staples Distribution & Retail 0.1%
c
7-Eleven, Inc. , Senior Bond , 144A, 1.8% , 2/10/31 ............. United States 85,000,000 68,115,363
Target Corp. , Senior Bond , 4.5% , 9/15/32 ...................
United States 30,000,000 28,938,388
97,053,751
Containers & Packaging 1.8%
c
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc ,
Senior Note, 144A, 4%, 9/01/29 ........................ United States 124,275,000 105,306,957
Senior Secured Note, 144A, 6%, 6/15/27 .................. United States 20,115,000 19,786,769
c
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 496,309,000 309,653,041
Senior Secured Note, 144A, 4.125%, 8/15/26 .............. United States 226,100,000 196,503,872
c
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ..................... United States 325,000,000 325,608,400
Senior Secured Note, 144A, 7.875%, 4/15/27 .............. United States 255,000,000 260,416,511
c,f
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 62,400,000 58,504,300
c
Sealed Air Corp. , Senior Note , 144A, 6.125% , 2/01/28 .......... United States 20,000,000 19,971,170
1,295,751,020
Diversified REITs 0.3%
VICI Properties LP ,
Senior Bond, 5.125%, 5/15/32 .......................... United States 60,000,000 57,203,735
Senior Bond, 5.75%, 4/01/34 ........................... United States 20,000,000 19,825,782
Senior Note, 4.95%, 2/15/30 ........................... United States 63,357,000 61,169,929
c
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 4.25% ,
12/01/26 .......................................... United States 100,000,000 96,521,860
234,721,306
Diversified Telecommunication Services 0.6%
c
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.5%, 5/01/26 ....................... United States 20,000,000 19,820,102
Senior Bond, 144A, 5.125%, 5/01/27 ..................... United States 262,000,000 251,770,472
Senior Bond, 144A, 5%, 2/01/28 ........................ United States 106,000,000 99,187,009
Verizon Communications, Inc. , Senior Bond , 4.016% , 12/03/29 ...
United States 50,000,000 47,269,857
418,047,440
Electric Utilities 2.2%
American Electric Power Co., Inc. ,
Senior Bond, 5.95%, 11/01/32 .......................... United States 30,000,000 30,717,162
Senior Bond, 5.625%, 3/01/33 .......................... United States 30,000,000 29,909,968
Duke Energy Corp. , Senior Bond , 4.5% , 8/15/32 ..............
United States 56,891,000 53,220,921

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.25%, 3/15/34 ........................... United States 92,380,000 $ 90,810,606
Senior Note, 1.875%, 1/15/27 .......................... United States 30,000,000 27,646,971
NRG Energy, Inc. ,
c
Senior Bond, 144A, 3.625%, 2/15/31 ..................... United States 65,000,000 55,792,522
Senior Note, 5.75%, 1/15/28 ........................... United States 18,075,000 17,946,389
c
Senior Note, 144A, 3.375%, 2/15/29 ..................... United States 38,300,000 34,110,566
c
Senior Secured Bond, 144A, 7%, 3/15/33 ................. United States 30,000,000 31,697,310
c
Senior Secured Note, 144A, 2.45%, 12/02/27 .............. United States 30,000,000 27,087,462
Pacific Gas and Electric Co. ,
Senior Bond, 4.55%, 7/01/30 ........................... United States 136,500,000 129,424,510
Senior Bond, 6.15%, 1/15/33 ........................... United States 50,000,000 50,829,135
Senior Bond, 6.4%, 6/15/33 ............................ United States 30,000,000 31,006,331
Senior Note, 4.95%, 6/08/25 ........................... United States 19,250,000 19,083,862
Senior Note, 3.15%, 1/01/26 ........................... United States 50,000,000 48,182,890
Senior Note, 6.1%, 1/15/29 ............................ United States 49,000,000 50,174,409
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ..............
United States 107,284,000 103,330,885
Southern Co. (The) ,
Senior Bond, 5.7%, 10/15/32 ........................... United States 45,000,000 45,928,242
Senior Bond, 5.2%, 6/15/33 ............................ United States 50,000,000 49,120,904
Senior Note, 4.85%, 6/15/28 ........................... United States 40,000,000 39,597,893
c
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.5%, 9/01/26 ....................... United States 109,160,000 107,724,633
Senior Note, 144A, 5%, 7/31/27 ........................ United States 45,000,000 43,561,683
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 144,000,000 134,179,523
Senior Note, 144A, 7.75%, 10/15/31 ..................... United States 79,000,000 82,331,904
Senior Note, 144A, 6.875%, 4/15/32 ..................... United States 100,000,000 101,593,700
Senior Secured Bond, 144A, 4.3%, 7/15/29 ................ United States 35,000,000 33,090,668
Senior Secured Bond, 144A, 6.95%, 10/15/33 .............. United States 75,000,000 80,324,700
Senior Secured Note, 144A, 3.55%, 7/15/24 ............... United States 25,000,000 24,971,287
Senior Secured Note, 144A, 3.7%, 1/30/27 ................ United States 33,500,000 32,032,447
1,605,429,483
Electrical Equipment 0.1%
Regal Rexnord Corp. ,
Senior Note, 6.3%, 2/15/30 ............................ United States 25,000,000 25,569,775
Senior Note, 6.4%, 4/15/33 ............................ United States 60,000,000 61,427,232
86,997,007
Electronic Equipment, Instruments & Components 0.1%
Flex Ltd. , Senior Note , 4.75% , 6/15/25 .....................
United States 40,000,000 39,639,464
Energy Equipment & Services 0.5%
c
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9% , 5/17/28 .. United States 42,500,000 40,602,142
c
USA Compression Partners LP / USA Compression Finance Corp. ,
Senior Note , 144A, 7.125% , 3/15/29 ...................... United States 40,000,000 40,337,320
c
Weatherford International Ltd. , Senior Note , 144A, 8.625% , 4/30/30 United States 245,000,000 254,083,865
335,023,327
Entertainment 0.3%
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 100,000,000 98,217,625
Senior Bond, 4.875%, 4/15/28 .......................... United States 89,300,000 88,868,217
Senior Bond, 5.875%, 11/15/28 ......................... United States 50,000,000 51,530,336
238,616,178

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services 0.2%
Fiserv, Inc. ,
Senior Bond, 4.2%, 10/01/28 ........................... United States 52,000,000 $ 49,992,840
Senior Bond, 3.5%, 7/01/29 ............................ United States 40,000,000 36,996,819
Senior Bond, 2.65%, 6/01/30 ........................... United States 38,000,000 33,075,580
Senior Bond, 5.6%, 3/02/33 ............................ United States 30,000,000 30,263,086
150,328,325
Food Products 0.7%
c
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 30,000,000 29,516,751
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
c
Senior Bond, 144A, 6.75%, 3/15/34 ...................... United States 50,000,000 53,036,650
Senior Note, 5.125%, 2/01/28 .......................... United States 30,000,000 29,673,525
Senior Note, 5.75%, 4/01/33 ........................... United States 110,000,000 109,952,293
Pilgrim's Pride Corp. ,
Senior Bond, 6.25%, 7/01/33 ........................... United States 68,000,000 69,353,404
Senior Bond, 6.875%, 5/15/34 .......................... United States 40,000,000 42,620,760
c
Post Holdings, Inc. ,
Senior Bond, 144A, 5.625%, 1/15/28 ..................... United States 59,800,000 58,924,283
Senior Bond, 144A, 4.5%, 9/15/31 ....................... United States 50,000,000 44,848,595
Senior Secured Note, 144A, 6.25%, 2/15/32 ............... United States 45,000,000 45,114,705
483,040,966
Ground Transportation 0.2%
c
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ..................... United Kingdom 34,500,000 33,243,912
Senior Bond, 144A, 5.55%, 5/30/33 ...................... United Kingdom 55,000,000 53,626,915
Senior Bond, 144A, 5.95%, 10/15/33 ..................... United Kingdom 35,000,000 35,092,470
Union Pacific Corp. , Senior Bond , 4.5% , 1/20/33 ..............
United States 25,000,000 24,094,488
146,057,785
Health Care Equipment & Supplies 0.7%
c
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 .......................................... United States 15,000,000 15,375,000
DENTSPLY SIRONA, Inc. , Senior Bond , 3.25% , 6/01/30 ........
United States 51,249,000 44,802,775
GE HealthCare Technologies, Inc. , Senior Note , 5.905% , 11/22/32
United States 105,000,000 108,401,975
c
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 65,000,000 62,081,617
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 265,000,000 244,241,145
c
Medline Borrower LP / Medline Co-Issuer, Inc. , Senior Secured Note ,
144A, 6.25% , 4/01/29 ................................. United States 25,000,000 25,314,200
500,216,712
Health Care Providers & Services 7.1%
Centene Corp. ,
Senior Note, 4.25%, 12/15/27 .......................... United States 81,745,000 78,116,867
Senior Note, 4.625%, 12/15/29 ......................... United States 166,100,000 157,222,819
Senior Note, 3.375%, 2/15/30 .......................... United States 47,000,000 41,753,089
c
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 500,000,000 382,954,150
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 600,000,000 420,489,744
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 435,000,000 323,300,904
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 25,000,000 23,302,800
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 330,000,000 327,511,998
Senior Secured Note, 144A, 10.875%, 1/15/32 ............. United States 540,000,000 562,699,737
CVS Health Corp. ,
Senior Bond, 1.875%, 2/28/31 .......................... United States 35,000,000 28,096,440

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
CVS Health Corp., (continued)
Senior Bond, 5.25%, 2/21/33 ........................... United States 145,000,000 $ 141,653,239
Senior Bond, 4.78%, 3/25/38 ........................... United States 61,925,000 55,320,119
Senior Bond, 5.05%, 3/25/48 ........................... United States 40,000,000 34,489,885
c
DaVita, Inc. ,
Senior Bond, 144A, 3.75%, 2/15/31 ...................... United States 75,000,000 64,048,041
Senior Note, 144A, 4.625%, 6/01/30 ..................... United States 285,000,000 257,773,779
c
Fresenius Medical Care US Finance III, Inc. , Senior Bond , 144A,
2.375% , 2/16/31 ..................................... Germany 30,000,000 23,702,998
HCA, Inc. ,
Senior Bond, 5.625%, 9/01/28 .......................... United States 115,000,000 116,062,345
Senior Bond, 4.125%, 6/15/29 .......................... United States 38,500,000 36,467,709
Senior Bond, 2.375%, 7/15/31 .......................... United States 28,716,000 23,589,041
Senior Bond, 5.5%, 6/01/33 ............................ United States 80,000,000 79,375,647
Senior Note, 3.625%, 3/15/32 .......................... United States 82,954,000 73,095,012
Humana, Inc. , Senior Bond , 5.875% , 3/01/33 .................
United States 35,000,000 35,619,890
c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ........ Italy 35,000,000 32,127,813
c
MPH Acquisition Holdings LLC ,
Senior Note, 144A, 5.75%, 11/01/28 ..................... United States 140,000,000 75,478,900
Senior Secured Note, 144A, 5.5%, 9/01/28 ................ United States 175,000,000 132,319,845
Quest Diagnostics, Inc. , Senior Bond , 2.95% , 6/30/30 ..........
United States 58,755,000 52,188,618
Tenet Healthcare Corp. ,
Secured Note, 6.25%, 2/01/27 .......................... United States 150,000,000 150,030,600
Senior Bond, 6.875%, 11/15/31 ......................... United States 55,258,000 58,364,660
Senior Note, 6.125%, 10/01/28 ......................... United States 510,000,000 507,834,795
Senior Secured Note, 4.25%, 6/01/29 .................... United States 130,000,000 121,170,244
Senior Secured Note, 4.375%, 1/15/30 ................... United States 30,000,000 27,832,395
Senior Secured Note, 6.125%, 6/15/30 ................... United States 425,000,000 422,661,467
Senior Secured Note, 6.75%, 5/15/31 .................... United States 159,775,000 162,305,435
UnitedHealth Group, Inc. , Senior Bond , 5.35% , 2/15/33 .........
United States 125,000,000 126,716,751
5,155,677,776
Health Care Technology 0.1%
c,i
Multiplan Corp. , Senior Note , 144A, PIK, 6% , 10/15/27 ......... United States 100,000,000 70,500,000
Hotels, Restaurants & Leisure 2.9%
c
Caesars Entertainment, Inc. ,
Senior Note, 144A, 8.125%, 7/01/27 ..................... United States 99,750,000 101,845,947
Senior Note, 144A, 4.625%, 10/15/29 .................... United States 115,000,000 105,511,419
Senior Secured Note, 144A, 6.25%, 7/01/25 ............... United States 194,759,000 194,759,000
Senior Secured Note, 144A, 7%, 2/15/30 .................. United States 52,000,000 53,159,912
Senior Secured Note, 144A, 6.5%, 2/15/32 ................ United States 45,000,000 45,250,155
c
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 150,000,000 151,588,500
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 220,000,000 217,480,538
Senior Note, 144A, 10.5%, 6/01/30 ...................... United States 65,000,000 70,656,300
Expedia Group, Inc. ,
Senior Bond, 3.8%, 2/15/28 ............................ United States 57,000,000 54,270,561
Senior Note, 5%, 2/15/26 ............................. United States 30,000,000 29,789,061
Senior Note, 3.25%, 2/15/30 ........................... United States 60,000,000 54,106,269
c
Senior Note, 144A, 6.25%, 5/01/25 ...................... United States 54,596,000 54,691,669
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note, 144A, 6.75%, 1/15/30 ...................... United States 75,000,000 65,920,988
Senior Secured Note, 144A, 4.625%, 1/15/29 .............. United States 140,000,000 127,601,726
c
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 6.125% ,
4/01/32 ........................................... United States 40,000,000 40,219,040

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc. ,
Senior Note, 5%, 10/15/27 ............................ United States 25,000,000 $ 24,942,974
Senior Note, 4.9%, 4/15/29 ............................ United States 20,000,000 19,794,946
McDonald's Corp. , Senior Bond , 4.6% , 9/09/32 ...............
United States 10,000,000 9,666,638
c
Penn Entertainment, Inc. , Senior Note , 144A, 4.125% , 7/01/29 ... United States 20,000,000 17,168,308
c
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 4/01/28 .. United States 50,000,000 49,396,185
c
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 367,152,000 366,967,543
Senior Bond, 144A, 5.25%, 5/15/27 ...................... United States 135,000,000 131,770,219
c
Wynn Macau Ltd. , Senior Note , 144A, 5.5% , 1/15/26 ........... Macau 50,000,000 48,985,700
c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ........................... United States 30,000,000 31,128,113
2,066,671,711
Household Durables 0.1%
KB Home , Senior Note , 7.25% , 7/15/30 .....................
United States 20,000,000 20,629,300
Shea Homes LP / Shea Homes Funding Corp. ,
Senior Note, 4.75%, 2/15/28 ........................... United States 34,630,000 32,771,380
Senior Note, 4.75%, 4/01/29 ........................... United States 49,895,000 46,586,373
99,987,053
Household Products 0.1%
c
Energizer Holdings, Inc. ,
Senior Note, 144A, 6.5%, 12/31/27 ...................... United States 20,000,000 19,995,018
Senior Note, 144A, 4.75%, 6/15/28 ...................... United States 24,000,000 22,490,513
42,485,531
Independent Power and Renewable Electricity Producers 0.5%
c
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 170,000,000 163,624,762
Senior Secured Bond, 144A, 3.75%, 3/01/31 ............... United States 40,000,000 35,383,500
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 106,000,000 100,797,223
c,g
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ................................. United States 90,000,000 89,303,949
389,109,434
Insurance 0.2%
c
Five Corners Funding Trust III , Senior Note , 144A, 5.791% , 2/15/33 United States 30,000,000 30,528,477
c
Northwestern Mutual Global Funding , Secured Note , 144A, 4.35% ,
9/15/27 ........................................... United States 40,000,000 39,148,167
Prudential Financial, Inc. , Junior Sub. Bond , 5.7% to 9/14/28, FRN
thereafter , 9/15/48 ................................... United States 65,000,000 63,889,696
133,566,340
Interactive Media & Services 0.1%
Meta Platforms, Inc. , Senior Note , 3.85% , 8/15/32 .............
United States 35,000,000 32,552,909
c
ZipRecruiter, Inc. , Senior Note , 144A, 5% , 1/15/30 ............. United States 30,000,000 26,092,484
58,645,393
IT Services 0.0%
†
Twilio, Inc. , Senior Bond , 3.875% , 3/15/31 ...................
United States 40,000,000 35,220,780
Machinery 0.1%
Parker-Hannifin Corp. , Senior Bond , 3.25% , 6/14/29 ...........
United States 10,000,000 9,188,243
c
TK Elevator US Newco, Inc. , Senior Secured Note , 144A, 5.25% ,
7/15/27 ........................................... Germany 35,000,000 33,967,192
43,155,435

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media 0.8%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Note , 4.908% , 7/23/25 ..... United States 150,000,000 $ 148,601,600
c
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 179,000,000 156,829,794
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 90,000,000 86,035,041
c
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ....... United States 55,000,000 50,844,092
c
Univision Communications, Inc. ,
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 60,000,000 57,498,990
Senior Secured Note, 144A, 8%, 8/15/28 .................. United States 30,000,000 29,283,990
Senior Secured Note, 144A, 7.375%, 6/30/30 .............. United States 20,000,000 18,619,374
547,712,881
Metals & Mining 1.1%
c
Alcoa Nederland Holding BV ,
Senior Note, 144A, 5.5%, 12/15/27 ...................... United States 104,742,000 103,237,067
Senior Note, 144A, 4.125%, 3/31/29 ..................... United States 101,547,000 94,289,172
ArcelorMittal SA ,
Senior Bond, 6.8%, 11/29/32 ........................... Luxembourg 55,000,000 57,979,327
Senior Note, 6.55%, 11/29/27 .......................... Luxembourg 25,000,000 25,789,542
c
Cleveland-Cliffs, Inc. , Senior Bond , 144A, 4.875% , 3/01/31 ...... United States 25,000,000 22,161,943
c
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond, 144A, 4.375%, 4/01/31 ..................... Australia 198,000,000 177,216,653
Senior Bond, 144A, 6.125%, 4/15/32 ..................... Australia 32,500,000 32,159,390
Senior Note, 144A, 4.5%, 9/15/27 ....................... Australia 16,000,000 15,303,933
Senior Note, 144A, 5.875%, 4/15/30 ..................... Australia 62,035,000 60,668,952
Freeport-McMoRan, Inc. ,
Senior Bond, 5.25%, 9/01/29 ........................... United States 61,402,000 61,086,621
Senior Bond, 5.4%, 11/14/34 ........................... United States 47,000,000 46,263,627
c
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 ...... Australia 95,000,000 80,379,801
c
Mineral Resources Ltd. ,
Senior Note, 144A, 8%, 11/01/27 ........................ Australia 20,000,000 20,483,440
f
Senior Note, 144A, 8.5%, 5/01/30 ....................... Australia 35,000,000 36,273,335
833,292,803
Multi-Utilities 0.2%
Dominion Energy, Inc. ,
Senior Note, 5.375%, 11/15/32 ......................... United States 32,854,000 32,587,661
A, Senior Note, 4.35%, 8/15/32 ......................... United States 30,000,000 28,064,190
C, Senior Note, 3.375%, 4/01/30 ........................ United States 30,000,000 27,107,419
NiSource, Inc. , Senior Bond , 3.6% , 5/01/30 ..................
United States 20,000,000 18,361,861
Sempra , Senior Bond , 5.5% , 8/01/33 .......................
United States 35,000,000 34,963,333
Southern Co. Gas Capital Corp. , Senior Bond , 5.15% , 9/15/32 ...
United States 40,000,000 39,777,327
180,861,791
Oil, Gas & Consumable Fuels 2.6%
BP Capital Markets America, Inc. ,
Senior Bond, 4.234%, 11/06/28 ......................... United States 28,705,000 27,818,570
Senior Bond, 3.633%, 4/06/30 .......................... United States 46,500,000 43,345,022
Senior Bond, 2.721%, 1/12/32 .......................... United States 15,000,000 12,747,904
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 11%, 4/15/25 ........................ United States 224,172,000 225,450,004
Senior Note, 144A, 8.125%, 1/15/27 ..................... United States 124,000,000 117,034,176
Senior Note, 144A, 9.75%, 7/15/28 ...................... United States 73,565,000 69,736,766
Senior Secured Note, 144A, 9.25%, 7/15/29 ............... United States 140,000,000 142,800,000
Cheniere Corpus Christi Holdings LLC ,
Senior Secured Note, 5.125%, 6/30/27 ................... United States 87,973,000 87,856,671
Senior Secured Note, 3.7%, 11/15/29 .................... United States 92,245,000 85,271,931

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners LP , Senior Note , 5.95% , 6/30/33 ......
United States 30,000,000 $ 30,437,070
c
Cheniere Energy, Inc. , Senior Bond , 144A, 5.65% , 4/15/34 ...... United States 40,000,000 40,056,600
c
CITGO Petroleum Corp. ,
Senior Secured Note, 144A, 7%, 6/15/25 .................. United States 33,224,000 33,246,034
Senior Secured Note, 144A, 6.375%, 6/15/26 .............. United States 65,000,000 64,694,695
c
Civitas Resources, Inc. , Senior Note , 144A, 8.75% , 7/01/31 ...... United States 25,000,000 26,805,000
Energy Transfer LP ,
Senior Bond, 5.75%, 2/15/33 ........................... United States 30,000,000 30,327,720
Senior Bond, 6.55%, 12/01/33 .......................... United States 25,000,000 26,510,050
c
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A, 6% ,
4/15/30 ........................................... United States 25,000,000 24,165,592
Kinder Morgan, Inc. ,
Senior Bond, 5.2%, 6/01/33 ............................ United States 87,000,000 84,465,707
Senior Bond, 5.4%, 2/01/34 ............................ United States 50,000,000 49,253,921
Senior Note, 5%, 2/01/29 ............................. United States 40,000,000 39,564,680
c
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 ...... United States 35,000,000 35,028,665
Occidental Petroleum Corp. ,
Senior Bond, 6.625%, 9/01/30 .......................... United States 80,000,000 83,947,680
Senior Bond, 6.125%, 1/01/31 .......................... United States 52,000,000 53,256,060
Senior Note, 5.5%, 12/01/25 ........................... United States 30,000,000 29,944,800
Senior Note, 6.375%, 9/01/28 .......................... United States 60,000,000 61,952,804
c
Tennessee Gas Pipeline Co. LLC , Senior Bond , 144A, 2.9% , 3/01/30 United States 40,050,000 35,014,361
c
Venture Global LNG, Inc. ,
Senior Secured Note, 144A, 8.125%, 6/01/28 .............. United States 14,500,000 14,949,602
Senior Secured Note, 144A, 8.375%, 6/01/31 .............. United States 50,000,000 51,898,800
Williams Cos., Inc. (The) ,
Senior Bond, 3.5%, 11/15/30 ........................... United States 130,000,000 117,894,369
Senior Bond, 2.6%, 3/15/31 ............................ United States 61,000,000 51,554,536
Senior Bond, 4.65%, 8/15/32 ........................... United States 35,000,000 33,260,362
Senior Bond, 5.65%, 3/15/33 ........................... United States 55,000,000 55,531,004
1,885,821,156
Passenger Airlines 1.6%
c
American Airlines Group, Inc. , Senior Note , 144A, 3.75% , 3/01/25 . United States 64,000,000 63,042,784
c
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% , 5/15/29 United States 75,000,000 77,969,400
c
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 171,999,999 170,630,157
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 152,850,000 148,845,903
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. ,
Senior Secured Note, 144A, 4.5%, 10/20/25 ............... United States 46,816,160 46,257,984
Senior Secured Note, 144A, 4.75%, 10/20/28 .............. United States 341,718,000 332,934,699
c
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 117,300,000 117,627,384
c
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 107,762,000 104,223,883
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 136,643,000 127,368,370
1,188,900,564
Personal Care Products 0.2%
c
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ......... United States 30,000,000 30,773,640
Haleon US Capital LLC ,
Senior Note, 3.375%, 3/24/29 .......................... United States 30,000,000 27,865,304
Senior Note, 3.625%, 3/24/32 .......................... United States 65,043,000 58,296,481
116,935,425
Pharmaceuticals 1.7%
c,f
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 467,060,000 449,700,080

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
c
Bausch Health Cos., Inc. ,
Secured Note, 144A, 14%, 10/15/30 ..................... United States 100,000,000 $ 77,500,000
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 130,000,000 108,371,250
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 300,000,000 267,750,000
c
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ........................................... United States 50,000,000 51,661,350
Royalty Pharma plc , Senior Note , 2.2% , 9/02/30 ..............
United States 10,000,000 8,337,322
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 7.125%, 1/31/25 .......................... Israel 27,220,000 27,312,412
f
Senior Note, 6.75%, 3/01/28 ........................... Israel 26,000,000 26,639,080
Senior Note, 7.875%, 9/15/29 .......................... Israel 25,000,000 26,882,900
Senior Note, 8.125%, 9/15/31 .......................... Israel 30,000,000 33,393,249
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 .........
United States 96,500,000 93,606,560
Viatris, Inc. , Senior Note , 2.7% , 6/22/30 .....................
United States 40,000,000 33,966,778
1,205,120,981
Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc. ,
Senior Bond, 4.15%, 11/15/30 .......................... United States 20,000,000 18,897,403
Senior Bond, 4.3%, 11/15/32 ........................... United States 140,000,000 130,913,241
c
Senior Bond, 144A, 2.45%, 2/15/31 ...................... United States 80,000,000 67,399,489
c
Senior Bond, 144A, 4.15%, 4/15/32 ...................... United States 35,000,000 32,307,649
c
Senior Bond, 144A, 3.469%, 4/15/34 ..................... United States 66,000,000 56,287,174
c
Senior Note, 144A, 4%, 4/15/29 ........................ United States 28,000,000 26,686,995
c
Entegris, Inc. , Senior Secured Note , 144A, 4.75% , 4/15/29 ...... United States 60,000,000 57,451,644
Intel Corp. ,
Senior Bond, 5.2%, 2/10/33 ............................ United States 25,000,000 24,972,956
Senior Note, 5.125%, 2/10/30 .......................... United States 30,000,000 30,137,087
Micron Technology, Inc. ,
Senior Bond, 5.327%, 2/06/29 .......................... United States 25,000,000 25,127,043
Senior Bond, 4.663%, 2/15/30 .......................... United States 34,000,000 32,963,744
Senior Bond, 5.875%, 2/09/33 .......................... United States 40,000,000 40,882,062
Senior Note, 6.75%, 11/01/29 .......................... United States 55,000,000 58,517,034
NXP BV / NXP Funding LLC , Senior Note , 5.55% , 12/01/28 ......
China 20,000,000 20,274,241
NXP BV / NXP Funding LLC / NXP USA, Inc. , Senior Note , 3.4% ,
5/01/30 ........................................... China 31,200,000 28,278,887
c
Qorvo, Inc. , Senior Bond , 144A, 3.375% , 4/01/31 ............. United States 30,800,000 26,431,540
677,528,189
Software 0.8%
c
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 ............ United States 55,000,000 50,849,579
Oracle Corp. ,
Senior Bond, 2.65%, 7/15/26 ........................... United States 100,000,000 94,795,645
Senior Bond, 3.25%, 11/15/27 .......................... United States 40,000,000 37,723,773
Senior Bond, 2.95%, 4/01/30 ........................... United States 30,000,000 26,689,503
Senior Bond, 2.875%, 3/25/31 .......................... United States 101,000,000 87,248,383
Senior Bond, 6.25%, 11/09/32 .......................... United States 95,000,000 100,597,358
Senior Note, 6.15%, 11/09/29 .......................... United States 20,000,000 20,926,641
Roper Technologies, Inc. ,
Senior Bond, 2%, 6/30/30 ............................. United States 20,000,000 16,718,157
Senior Bond, 1.75%, 2/15/31 ........................... United States 20,000,000 16,107,695
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ..................
United States 155,000,000 139,343,110
590,999,844
Specialized REITs 0.6%
American Tower Corp. ,
Senior Bond, 3.55%, 7/15/27 ........................... United States 20,000,000 18,983,929

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs (continued)
American Tower Corp., (continued)
Senior Bond, 2.9%, 1/15/30 ............................ United States 30,000,000 $ 26,458,625
Senior Bond, 5.65%, 3/15/33 ........................... United States 105,000,000 105,709,318
Senior Note, 5.5%, 3/15/28 ............................ United States 20,000,000 20,128,076
Senior Note, 4.05%, 3/15/32 ........................... United States 10,000,000 9,147,122
Crown Castle, Inc. ,
Senior Bond, 3.3%, 7/01/30 ............................ United States 74,583,000 66,495,548
Senior Bond, 5.1%, 5/01/33 ............................ United States 60,000,000 57,905,003
c
Iron Mountain, Inc. , Senior Note , 144A, 4.875% , 9/15/27 ........ United States 65,000,000 63,080,665
Weyerhaeuser Co. , Senior Bond , 3.375% , 3/09/33 ............
United States 42,300,000 36,304,594
404,212,880
Specialty Retail 0.7%
AutoNation, Inc. ,
Senior Bond, 4.75%, 6/01/30 ........................... United States 40,959,000 39,165,404
Senior Bond, 2.4%, 8/01/31 ............................ United States 44,451,000 35,858,975
Senior Bond, 3.85%, 3/01/32 ........................... United States 32,953,000 29,282,607
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .......
United States 40,000,000 40,381,600
Home Depot, Inc. (The) ,
Senior Bond, 1.375%, 3/15/31 .......................... United States 40,000,000 31,886,532
Senior Bond, 5.875%, 12/16/36 ......................... United States 20,000,000 21,200,367
Senior Note, 4.5%, 9/15/32 ............................ United States 30,000,000 29,099,025
Lowe's Cos., Inc. ,
Senior Bond, 3.65%, 4/05/29 ........................... United States 10,000,000 9,410,689
Senior Bond, 2.625%, 4/01/31 .......................... United States 40,000,000 34,141,132
Senior Bond, 3.75%, 4/01/32 ........................... United States 88,000,000 79,932,051
Senior Bond, 5%, 4/15/33 ............................. United States 115,000,000 113,293,067
f
Senior Bond, 5.15%, 7/01/33 ........................... United States 35,000,000 34,846,592
TJX Cos., Inc. (The) , Senior Bond , 1.6% , 5/15/31 .............
United States 20,000,000 16,116,964
514,615,005
Technology Hardware, Storage & Peripherals 0.4%
f
Apple, Inc. , Senior Bond , 4.3% , 5/10/33 ..................... United States 40,000,000 39,449,954
Dell International LLC / EMC Corp. ,
Senior Bond, 5.75%, 2/01/33 ........................... United States 40,000,000 41,144,893
Senior Note, 5.3%, 10/01/29 ........................... United States 55,000,000 55,328,341
HP, Inc. ,
Senior Bond, 5.5%, 1/15/33 ............................ United States 70,000,000 70,500,980
Senior Note, 4%, 4/15/29 ............................. United States 123,630,000 117,817,232
324,241,400
Textiles, Apparel & Luxury Goods 0.1%
c,f
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 ............ United States 19,200,000 20,133,235
Tapestry, Inc. , Senior Bond , 7.85% , 11/27/33 .................
United States 30,000,000 31,613,168
51,746,403
Tobacco 0.7%
BAT Capital Corp. ,
Senior Bond, 2.726%, 3/25/31 .......................... United Kingdom 25,000,000 21,092,706
Senior Bond, 6.421%, 8/02/33 .......................... United Kingdom 53,500,000 55,959,675
Senior Bond, 6%, 2/20/34 ............................. United Kingdom 40,000,000 40,484,768
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 212,000,000 201,431,457
Senior Note, 2.259%, 3/25/28 .......................... United Kingdom 37,812,000 33,889,158
Philip Morris International, Inc. ,
Senior Bond, 5.75%, 11/17/32 .......................... United States 41,000,000 41,881,596
Senior Bond, 5.375%, 2/15/33 .......................... United States 70,000,000 69,542,645

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco (continued)
Philip Morris International, Inc., (continued)
Senior Bond, 5.625%, 9/07/33 .......................... United States 25,000,000 $ 25,228,599
489,510,604
Trading Companies & Distributors 0.4%
United Rentals North America, Inc. ,
Senior Bond, 4.875%, 1/15/28 .......................... United States 140,000,000 135,810,892
Senior Bond, 3.875%, 2/15/31 .......................... United States 45,000,000 40,187,749
Senior Bond, 3.75%, 1/15/32 ........................... United States 31,000,000 27,000,436
c
Senior Secured Note, 144A, 6%, 12/15/29 ................. United States 73,800,000 74,191,804
277,190,881
Water Utilities 0.0%
†
American Water Capital Corp. , Senior Bond , 4.45% , 6/01/32 .....
United States 40,336,000 38,407,156
Wireless Telecommunication Services 0.4%
Sprint LLC , Senior Note , 7.625% , 3/01/26 ...................
United States 86,300,000 88,754,372
c
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Bond , 144A, 5.152% ,
3/20/28 ........................................... United States 67,500,000 67,208,656
T-Mobile USA, Inc. ,
Senior Bond, 5.2%, 1/15/33 ............................ United States 45,000,000 44,541,351
Senior Note, 3.375%, 4/15/29 .......................... United States 68,000,000 62,849,572
263,353,951
Total Corporate Bonds (Cost $33,099,731,596) ..................................
32,774,663,682
Senior Floating Rate Interests 0.1%
Building Products 0.1%
e,j
EMRLD Borrower LP , First Lien, Term Loan, B , 7.728% , ( 12-month
SOFR + 2.5% ), 6/18/31 ............................... United States 70,000,000 70,087,500
Total Senior Floating Rate Interests (Cost $69,825,000) ..........................
70,087,500
U.S. Government and Agency Securities 10.8%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ..................................... United States 600,000,000 506,953,128
3.875%, 5/15/43 ..................................... United States 250,000,000 225,639,648
4.125%, 8/15/53 ..................................... United States 1,500,000,000 1,397,167,965
U.S. Treasury Notes ,
4.125%, 10/31/27 .................................... United States 1,250,000,000 1,236,181,638
4%, 10/31/29 ....................................... United States 1,000,000,000 983,281,250
2.75%, 8/15/32 ..................................... United States 2,250,000,000 2,002,543,942
3.875%, 8/15/33 ..................................... United States 1,500,000,000 1,443,398,430
Total U.S. Government and Agency Securities (Cost $7,988,025,974) ..............
7,795,166,001
Asset-Backed Securities 0.2%
Passenger Airlines 0.2%
United Airlines Pass-Through Trust ,
2020-1, A, 5.875%, 10/15/27 ........................... United States 55,095,833 55,311,660
2023-1, A, 5.8%, 1/15/36 .............................. United States 50,000,000 50,945,190
106,256,850
a a a a a a
Total Asset-Backed Securities (Cost $104,916,772) ..............................
106,256,850

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities 1.3%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.6%
FHLMC Pool, 30 Year, 5%, 5/01/53 ........................ United States 169,328,505 $ 163,745,546
FHLMC Pool, 30 Year, 5.5%, 6/01/53 - 11/01/53 .............. United States 253,853,557 250,516,125
414,261,671
Federal National Mortgage Association (FNMA) Fixed Rate 0.6%
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 24,018,922 22,403,597
FNMA, 30 Year, 5%, 5/01/53 - 11/01/53 ..................... United States 374,032,301 361,681,569
FNMA, 30 Year, 5.5%, 7/01/53 ........................... United States 82,296,561 81,209,581
465,294,747
Government National Mortgage Association (GNMA) Fixed Rate 0.1%
GNMA II, Single-family, 30 Year, 5.5%, 5/20/53 ............... United States 81,824,993 81,267,282
Total Mortgage-Backed Securities (Cost $958,926,059) ...........................
960,823,700
Shares
a
Escrows and Litigation Trusts 0.0%
b,k
Endo, Inc., Escrow Account .............................. United States 47,500,000 —
b,k
Endo, Inc., Escrow Account .............................. United States 66,355,000 —
k
Par Pharmaceutical, Inc., Escrow Account ................... United States 193,401,000 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $68,859,923,987) ............................
69,947,071,820
a
Short Term Investments 3.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.1%
d,l
Institutional Fiduciary Trust - Money Market Portfolio, 4.972% .... United States 2,245,356,897 2,245,356,897
Total Money Market Funds (Cost $2,245,356,897) ................................
2,245,356,897
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
d,l
Institutional Fiduciary Trust - Money Market Portfolio, 4.972% .... United States 61,120,000 61,120,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $61,120,000) ...........................................................
61,120,000
Total Short Term Investments (Cost $2,306,476,897 ) .............................
2,306,476,897
a
Total Investments (Cost $71,166,400,884) 100.0% ...............................
$72,253,548,717
Options Written (0.1)% .......................................................
(52,980,000)
Other Assets, less Liabilities 0.1% .............................................
82,469,299
Net Assets 100.0% ...........................................................
$72,283,038,016
a a a

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
Options Written (0.1)%
Calls - Exchange-Traded
Equity Options
AbbVie, Inc., August Strike Price $185.00, Expires 8/16/24 ...... 10,000 171,520,000 $ (820,000)
AbbVie, Inc., September Strike Price $185.00, Expires 9/20/24 ... 10,000 171,520,000 (1,460,000)
Bank of America Corp., July Strike Price $40.00, Expires 7/19/24 .. 20,000 79,540,000 (1,860,000)
Broadcom, Inc., July Strike Price $1,500.00, Expires 7/19/24 ..... 1,000 160,553,000 (13,078,000)
Chevron Corp., August Strike Price $170.00, Expires 8/16/24 .... 10,000 156,420,000 (750,000)
CVS Health Corp., August Strike Price $65.00, Expires 8/16/24 ... 10,000 59,060,000 (810,000)
CVS Health Corp., September Strike Price $67.50, Expires 9/20/24 10,000 59,060,000 (730,000)
Freeport-McMoRan, Inc., August Strike Price $55.00, Expires
8/16/24 ........................................... 10,000 48,600,000 (690,000)
International Paper Co., July Strike Price $50.00, Expires 7/19/24 . 10,000 43,150,000 (100,000)
Lockheed Martin Corp., July Strike Price $475.00, Expires 7/19/24 2,500 116,775,000 (625,000)
Lockheed Martin Corp., July Strike Price $485.00, Expires 7/19/24 2,000 93,420,000 (162,000)
McDonald's Corp., August Strike Price $270.00, Expires 8/16/24 .. 5,000 127,420,000 (1,050,000)
MetLife, Inc., August Strike Price $75.00, Expires 8/16/24 ....... 10,000 70,190,000 (500,000)
Morgan Stanley, July Strike Price $100.00, Expires 7/19/24 ...... 5,000 48,595,000 (775,000)
NextEra Energy, Inc., September Strike Price $80.00, Expires
9/20/24 ........................................... 10,000 70,810,000 (650,000)
Starbucks Corp., August Strike Price $90.00, Expires 8/16/24 .... 10,000 77,850,000 (660,000)
(24,720,000)
Puts - Exchange-Traded
Equity Options
Abbott Laboratories, Inc., August Strike Price $100.00, Expires
8/16/24 ........................................... 5,000 51,955,000 (830,000)
BlackRock, Inc., August Strike Price $720.00, Expires 8/16/24 .... 2,500 196,830,000 (1,025,000)
Boeing Co. (The), July Strike Price $160.00, Expires 7/19/24 ..... 10,000 182,010,000 (270,000)
Boeing Co. (The), August Strike Price $160.00, Expires 8/16/24 ... 10,000 182,010,000 (1,530,000)
Broadcom, Inc., July Strike Price $1,200.00, Expires 7/19/24 ..... 1,000 160,553,000 (30,000)
Broadcom, Inc., August Strike Price $1,500.00, Expires 8/16/24 ... 1,000 160,553,000 (4,200,000)
Broadcom, Inc., July Strike Price $1,535.00, Expires 7/05/24 ..... 1,000 160,553,000 (550,000)
Caterpillar, Inc., July Strike Price $300.00, Expires 7/19/24 ...... 5,000 166,550,000 (200,000)
Dell Technologies, Inc., August Strike Price $115.00, Expires 8/16/24 10,000 137,910,000 (1,550,000)
Exxon Mobil Corp., July Strike Price $110.00, Expires 7/19/24 .... 10,000 115,120,000 (500,000)
Home Depot, Inc. (The), August Strike Price $315.00, Expires
8/16/24 ........................................... 5,000 172,120,000 (1,250,000)
Home Depot, Inc. (The), August Strike Price $330.00, Expires
8/16/24 ........................................... 5,000 172,120,000 (2,670,000)
International Business Machines Corp., August Strike Price $155.00,
Expires 8/16/24 ..................................... 10,000 172,950,000 (1,250,000)
JPMorgan Chase & Co., July Strike Price $185.00, Expires 7/19/24 10,000 202,260,000 (490,000)
JPMorgan Chase & Co., August Strike Price $185.00, Expires
8/16/24 ........................................... 10,000 202,260,000 (1,170,000)
Microchip Technology, Inc., July Strike Price $85.00, Expires 7/19/24 5,000 45,750,000 (250,000)
Micron Technology, Inc., August Strike Price $115.00, Expires
8/16/24 ........................................... 10,000 131,530,000 (1,790,000)
NVIDIA Corp., September Strike Price $90.00, Expires 9/20/24 ... 10,000 123,540,000 (1,470,000)
NVIDIA Corp., August Strike Price $100.00, Expires 8/16/24 ..... 10,000 123,540,000 (1,250,000)
PepsiCo, Inc., July Strike Price $160.00, Expires 7/19/24 ........ 5,000 82,465,000 (470,000)
PepsiCo, Inc., July Strike Price $165.00, Expires 7/19/24 ........ 5,000 82,465,000 (1,235,000)
QUALCOMM, Inc., August Strike Price $170.00, Expires 8/16/24 .. 10,000 199,180,000 (1,820,000)
Salesforce, Inc., July Strike Price $200.00, Expires 7/19/24 ...... 10,000 257,100,000 (60,000)
Taiwan Semiconductor Manufacturing Co. Ltd., July Strike Price
$150.00, Expires 7/19/24 .............................. 10,000 173,810,000 (680,000)
UnitedHealth Group, Inc., August Strike Price $450.00, Expires
8/16/24 ........................................... 2,500 127,315,000 (840,000)

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At June 30, 2024, the Fund had the following futures contracts outstanding.
See Abbreviations on page 44 .
a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
Options Written
(continued)
Puts - Exchange-Traded (continued)
Equity Options (continued)
Workday, Inc., July Strike Price $210.00, Expires 7/19/24 ....... 10,000 223,560,000 $ (880,000)
(28,260,000)
Total Options Written (Premiums received $65,607,701) ..........................
$ (52,980,000)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at period end.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the aggregate value of these securities was $28,115,599,158, representing 38.9% of net assets.
d
See Note 5 regarding investments in affiliated management investment companies.
e
A portion or all of the security purchased on a delayed delivery basis.
f
A portion or all of the security is on loan at June 30, 2024.
g
Perpetual security with no stated maturity date.
h
The coupon rate shown represents the rate at period end.
i
Income may be received in additional securities and/or cash.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
l
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 12,000 $ 1,319,812,500 9/19/24 $ 16,400,100
U.S. Treasury Ultra Bonds ...................... Long 5,000 626,718,750 9/19/24 9,768,330
Total Futures Contracts ...................................................................... $26,168,430
*
As of period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), June 30, 2024
Franklin U.S. Government Securities Fund
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 3.3%
U.S. Treasury Bonds ,
4.75%, 2/15/37 ................................................... $ 37,500,000 $ 38,939,942
4.5%, 2/15/44 .................................................... 33,400,000 32,773,750
4.625%, 5/15/54 ................................................... 6,000,000 6,083,906
Total U.S. Government and Agency Securities (Cost $ 80,438,693 ) .................
77,797,598
Mortgage-Backed Securities 95.3%
Government National Mortgage Association (GNMA) Fixed Rate 95.3%
GNMA I, 30 Year , 4.5%, 4/15/40 ........................................ 3,096,328 3,015,807
GNMA I, 30 Year , 5%, 9/15/40 .......................................... 107,696,800 107,216,600
GNMA I, 30 Year , 5.5%, 2/15/40 ........................................ 46,913,127 47,780,325
GNMA I, 30 Year , 6%, 12/15/39 ......................................... 42,794,035 44,171,729
GNMA I, 30 Year , 6.5%, 8/15/37 ........................................ 9,812,259 10,003,053
GNMA I, 30 Year , 7%, 9/15/32 .......................................... 6,041,099 6,268,862
GNMA I, 30 Year , 7.5%, 7/15/26 - 8/15/33 ................................. 436,047 449,573
GNMA I, 30 Year , 8%, 10/15/29 ......................................... 862 887
GNMA I, 30 Year , 8.5%, 11/15/24 ........................................ 5 5
GNMA I, Single-family, 30 Year , 3.5%, 4/15/43 - 5/15/43 ...................... 10,024,895 9,228,527
GNMA I, Single-family, 30 Year , 4%, 10/15/40 - 8/15/46 ....................... 30,147,015 28,349,375
GNMA I, Single-family, 30 Year , 4.5%, 2/15/39 - 6/15/41 ...................... 57,183,229 55,592,244
GNMA I, Single-family, 30 Year , 5%, 2/15/35 ............................... 3,964 3,941
GNMA I, Single-family, 30 Year , 5.5%, 10/15/48 ............................. 545,122 545,830
GNMA I, Single-family, 30 Year , 7.25%, 12/15/25 ............................ 13,082 13,052
GNMA I, Single-family, 30 Year , 7.5%, 8/15/25 - 7/15/31 ...................... 655,446 659,503
GNMA I, Single-family, 30 Year , 8%, 7/15/24 - 9/15/30 ........................ 224,889 225,514
GNMA I, Single-family, 30 Year , 8.5%, 7/15/24 - 11/15/24 ...................... 188 188
GNMA I, Single-family, 30 Year , 10%, 2/15/25 .............................. 661 662
GNMA II, 30 Year , 4.5%, 5/20/34 - 6/20/41 ................................. 2,573,124 2,511,338
GNMA II, 30 Year , 6%, 3/20/34 - 9/20/34 .................................. 822,034 820,530
GNMA II, 30 Year , 6%, 7/20/39 ......................................... 19,230,593 19,840,957
GNMA II, 30 Year , 6.5%, 9/20/31 - 9/20/32 ................................. 747,320 760,972
GNMA II, 30 Year , 7%, 7/20/32 ......................................... 213,956 220,668
GNMA II, 30 Year , 8%, 12/20/28 ........................................ 17,391 17,400
GNMA II, Single-family, 30 Year , 2%, 8/20/51 ............................... 160,157,655 129,720,364
GNMA II, Single-family, 30 Year , 2%, 2/20/51 - 5/20/52 ....................... 69,864,322 56,594,917
GNMA II, Single-family, 30 Year , 2.5%, 11/20/50 ............................ 13,509,322 11,028,434
GNMA II, Single-family, 30 Year , 2.5%, 7/20/51 ............................. 66,501,904 55,928,863
GNMA II, Single-family, 30 Year , 2.5%, 8/20/51 ............................. 200,279,660 168,483,157
GNMA II, Single-family, 30 Year , 2.5%, 9/20/51 ............................. 82,349,666 69,275,171
GNMA II, Single-family, 30 Year , 2.5%, 10/20/51 ............................ 85,584,152 71,976,659
GNMA II, Single-family, 30 Year , 2.5%, 12/20/51 ............................ 79,986,688 67,282,486
GNMA II, Single-family, 30 Year , 2.5%, 1/20/52 ............................. 32,607,993 27,424,709
GNMA II, Single-family, 30 Year , 2.5%, 6/20/52 ............................. 709,013 596,293
GNMA II, Single-family, 30 Year , 3%, 10/20/44 .............................. 17,221,245 15,316,078
GNMA II, Single-family, 30 Year , 3%, 5/20/45 ............................... 12,451,159 11,062,097
GNMA II, Single-family, 30 Year , 3%, 4/20/46 ............................... 16,705,585 14,785,518
GNMA II, Single-family, 30 Year , 3%, 9/20/47 ............................... 13,470,421 11,894,223
GNMA II, Single-family, 30 Year , 3%, 10/20/47 .............................. 21,598,520 19,068,446
GNMA II, Single-family, 30 Year , 3%, 6/20/50 ............................... 10,127,902 8,626,729
GNMA II, Single-family, 30 Year , 3%, 8/20/51 ............................... 119,195,820 104,067,973
GNMA II, Single-family, 30 Year , 3%, 9/20/51 ............................... 25,433,764 22,188,244
GNMA II, Single-family, 30 Year , 3%, 12/20/44 - 10/20/50 ...................... 73,072,450 63,182,875
GNMA II, Single-family, 30 Year , 3.5%, 7/20/42 ............................. 26,728,018 24,520,854
GNMA II, Single-family, 30 Year , 3.5%, 9/20/42 ............................. 33,527,505 30,763,891
GNMA II, Single-family, 30 Year , 3.5%, 5/20/43 ............................. 10,056,071 9,229,778
GNMA II, Single-family, 30 Year , 3.5%, 6/20/43 ............................. 11,612,262 10,658,676
GNMA II, Single-family, 30 Year , 3.5%, 9/20/47 ............................. 119,924,789 108,987,186

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 44 .
a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year , 3.5%, 11/20/47 ............................ $ 79,990,848 $ 72,622,826
GNMA II, Single-family, 30 Year , 3.5%, 10/20/40 - 1/20/49 ..................... 43,700,104 40,015,687
GNMA II, Single-family, 30 Year , 4%, 11/20/40 .............................. 8,782,504 8,347,557
GNMA II, Single-family, 30 Year , 4%, 10/20/41 .............................. 10,760,510 10,227,695
GNMA II, Single-family, 30 Year , 4%, 11/20/41 .............................. 10,203,381 9,698,148
GNMA II, Single-family, 30 Year , 4%, 5/20/47 ............................... 28,740,631 26,819,989
GNMA II, Single-family, 30 Year , 4%, 6/20/47 ............................... 22,005,378 20,561,914
GNMA II, Single-family, 30 Year , 4%, 7/20/47 ............................... 14,001,145 13,140,237
GNMA II, Single-family, 30 Year , 4%, 6/20/52 ............................... 34,277,883 31,709,978
GNMA II, Single-family, 30 Year , 4%, 5/20/40 - 2/20/54 ....................... 53,216,861 49,973,501
GNMA II, Single-family, 30 Year , 4.5%, 6/20/41 ............................. 9,851,743 9,613,078
GNMA II, Single-family, 30 Year , 4.5%, 7/20/41 ............................. 10,986,711 10,720,546
GNMA II, Single-family, 30 Year , 4.5%, 9/20/41 ............................. 15,803,286 15,420,427
GNMA II, Single-family, 30 Year , 4.5%, 10/20/41 ............................ 11,228,324 10,956,293
GNMA II, Single-family, 30 Year , 4.5%, 5/20/52 ............................. 35,631,688 33,954,863
GNMA II, Single-family, 30 Year , 4.5%, 5/20/33 - 4/20/54 ...................... 39,447,800 38,312,221
GNMA II, Single-family, 30 Year , 5%, 7/20/53 ............................... 25,433,457 24,782,024
GNMA II, Single-family, 30 Year , 5%, 8/20/53 ............................... 29,904,104 29,138,165
GNMA II, Single-family, 30 Year , 5%, 7/20/33 - 2/20/54 ....................... 40,279,065 39,974,193
GNMA II, Single-family, 30 Year , 5.5%, 7/20/53 ............................. 24,551,684 24,379,128
GNMA II, Single-family, 30 Year , 5.5%, 1/20/54 ............................. 49,224,422 48,870,769
GNMA II, Single-family, 30 Year , 5.5%, 6/20/34 - 2/20/50 ...................... 30,500,618 31,073,059
GNMA II, Single-family, 30 Year , 6%, 6/20/34 - 1/20/54 ....................... 5,702,417 5,737,635
GNMA II, Single-family, 30 Year , 6%, 2/20/54 ............................... 37,614,561 37,803,858
GNMA II, Single-family, 30 Year , 6%, 5/20/54 ............................... 59,873,188 60,174,502
GNMA II, Single-family, 30 Year , 6.5%, 2/20/54 ............................. 39,788,349 40,393,700
GNMA II, Single-family, 30 Year , 6.5%, 8/20/25 - 5/20/54 ...................... 24,057,290 24,554,693
GNMA II, Single-family, 30 Year , 7%, 2/20/28 - 7/20/33 ....................... 1,484,475 1,518,845
GNMA II, Single-family, 30 Year , 7%, 2/20/54 ............................... 36,246,880 37,005,521
GNMA II, Single-family, 30 Year , 7.5%, 10/20/25 - 4/20/32 ..................... 154,633 157,884
GNMA II, Single-family, 30 Year , 8%, 12/20/24 - 6/20/30 ...................... 73,907 75,551
GNMA II, Single-family, 30 Year , 8.5%, 1/20/25 - 6/20/25 ...................... 22 22
GNMA II, Single-family, 30 Year , 9.5%, 1/20/25 ............................. 75 75
2,258,095,747
Total Mortgage-Backed Securities (Cost $ 2,542,621,022 ) .........................
2,258,095,747
Total Long Term Investments (Cost $ 2,623,059,715 ) .............................
2,335,893,345
a
a a a a
Short Term Investments 1.2%
Shares
a
Money Market Funds 1.2%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.972% .................. 27,898,657 27,898,657
Total Money Market Funds (Cost $ 27,898,657 ) ..................................
27,898,657
Total Short Term Investments (Cost $ 27,898,657 ) ................................
27,898,657
a
Total Investments (Cost $ 2,650,958,372 ) 99.8% ..................................
$2,363,792,002
Other Assets, less Liabilities 0.2% .............................................
5,510,528
Net Assets 100.0% ...........................................................
$2,369,302,530

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a
See Note 5 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), June 30, 2024
Franklin Utilities Fund
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.1%
Construction & Engineering 0.3%
MDU Resources Group, Inc. ............................. United States 801,000 $ 20,105,100
Electric Utilities 57.5%
Alliant Energy Corp. ................................... United States 3,500,000 178,150,000
American Electric Power Co., Inc. ......................... United States 1,000,000 87,740,000
Constellation Energy Corp. .............................. United States 100,000 20,027,000
Duke Energy Corp. .................................... United States 2,400,000 240,552,000
Edison International ................................... United States 3,950,000 283,649,500
Entergy Corp. ........................................ United States 2,400,000 256,800,000
Evergy, Inc. .......................................... United States 4,250,000 225,122,500
Eversource Energy .................................... United States 1,500,000 85,065,000
Exelon Corp. ......................................... United States 5,350,000 185,163,500
FirstEnergy Corp. ..................................... United States 3,200,000 122,464,000
NextEra Energy, Inc. ................................... United States 8,550,000 605,425,500
NRG Energy, Inc. ..................................... United States 800,000 62,288,000
OGE Energy Corp. .................................... United States 1,600,000 57,120,000
PG&E Corp. ......................................... United States 11,700,000 204,282,000
Pinnacle West Capital Corp. ............................. United States 775,000 59,194,500
PNM Resources, Inc. .................................. United States 1,600,000 59,136,000
PPL Corp. ........................................... United States 7,000,000 193,550,000
Southern Co. (The) .................................... United States 4,350,000 337,429,500
Xcel Energy, Inc. ...................................... United States 800,000 42,728,000
3,305,887,000
Gas Utilities 1.5%
ONE Gas, Inc. ....................................... United States 649,615 41,477,918
Spire, Inc. ........................................... United States 700,000 42,511,000
83,988,918
Independent Power and Renewable Electricity Producers 5.7%
AES Corp. (The) ...................................... United States 600,000 10,542,000
Clearway Energy, Inc. , C ................................ United States 900,000 22,221,000
Drax Group plc ....................................... United Kingdom 10,000,000 62,280,959
Vistra Corp. .......................................... United States 2,700,000 232,146,000
327,189,959
Multi-Utilities 28.7%
Ameren Corp. ........................................ United States 1,800,000 127,998,000
CenterPoint Energy, Inc. ................................ United States 5,600,000 173,488,000
CMS Energy Corp. .................................... United States 2,700,000 160,731,000
Dominion Energy, Inc. .................................. United States 2,000,000 98,000,000
DTE Energy Co. ...................................... United States 1,500,000 166,515,000
E.ON SE ............................................ Germany 9,000,000 118,300,732
National Grid plc ...................................... United Kingdom 7,458,333 83,284,084
NiSource, Inc. ........................................ United States 6,300,000 181,503,000
Northwestern Energy Group, Inc. ......................... United States 1,300,000 65,104,000
Public Service Enterprise Group, Inc. ...................... United States 2,200,000 162,140,000
Sempra ............................................. United States 3,550,000 270,013,000
WEC Energy Group, Inc. ................................ United States 500,000 39,230,000
1,646,306,816
Oil, Gas & Consumable Fuels 4.4%
Cheniere Energy, Inc. .................................. United States 650,000 113,639,500
DT Midstream, Inc. .................................... United States 1,200,000 85,236,000
Williams Cos., Inc. (The) ................................ United States 1,300,000 55,250,000
254,125,500
Water Utilities 1.0%
Essential Utilities, Inc. .................................. United States 900,000 33,597,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Utilities Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Water Utilities (continued)
United Utilities Group plc ................................ United Kingdom 2,000,000 $ 24,846,233
58,443,233
Total Common Stocks (Cost $ 2,830,178,102 ) ....................................
5,696,046,526
Short Term Investments 0.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.8%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.972% .... United States 44,812,587 44,812,587
Total Money Market Funds (Cost $ 44,812,587 ) ..................................
44,812,587
Total Short Term Investments (Cost $ 44,812,587 ) ................................
44,812,587
a
Total Investments (Cost $ 2,874,990,689 ) 99.9% ..................................
$5,740,859,113
Other Assets, less Liabilities 0.1% .............................................
4,475,021
Net Assets 100.0% ...........................................................
$5,745,334,134
a a a
a
See Note 5 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds

franklintempleton.com
Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of five separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services –
Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At June 30, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
3. Restricted Securities
At June 30, 2024, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended June 30, 2024, investments in “affiliated companies” were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Fund
2,353 Canva, Inc., A .............................. 11/08/21 $ 4,011,298 $ 2,509,854
94 Canva, Inc., A-3 ............................. 11/08/21 160,247 100,266
8 Canva, Inc., A-4 ............................. 11/08/21 13,638 8,533
5 Canva, Inc., A-5 ............................. 11/08/21 8,524 5,333
25,413 Canva, Inc., B .............................. 11/08/21 43,323,040 27,107,058
96,603 Checkout Payments Group Ltd., B ............... 1/11/22 30,000,062 8,736,028
822,494 Gusto, Inc., E ............................... 7/13/21 24,999,977 20,601,898
849,894 OneTrust LLC, C ............................ 4/01/21 16,666,676 13,180,443
540,043 Stripe, Inc., B ............................... 5/18/21 21,671,052 14,072,149
1,759,545 Stripe, Inc., I ............................... 3/15/23 - 5/08/23 35,426,925 45,849,273
Total Restricted Securities (Value is 0.7% of Net Assets) .............. $176,281,439 $132,170,835
2. Financial Instrument Valuation
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended June
30, 2024, investments in affiliated management investment companies were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End
of Period
Investment
Income
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
OneTrust LLC, C ..... $ 12,730,065 $ — $ — $ — $ —
a
$ —
a
—
a
$ —
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $12,730,065 $— $— $— $— $— $—
a
As of June 30, 2024, no longer an affiliate.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $93,924,605 $1,856,778,510 $(1,896,011,513) $— $— $54,691,602 54,691,602 $3,552,296
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $— $76,554,000 $(65,337,000) $— $— $11,217,000 11,217,000 $65,618
Total Affiliated Securities ... $93,924,605 $1,933,332,510 $(1,961,348,513) $— $— $65,908,602 $3,617,914
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $69,954,846 $1,182,791,317 $(1,183,315,555) $— $— $69,430,608 69,430,608 $4,497,811
4. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Growth Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $— $263,817,000 $(263,817,000) $— $— $— — $169,106
Total Affiliated Securities ... $69,954,846 $1,446,608,317 $(1,447,132,555) $— $— $69,430,608 $4,666,917
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Clarion Partners Real Estate
Income Fund, Inc., Class I .... $94,020,602 $— $— $— $(1,337,531) $92,683,071 7,867,833 $4,744,303
Franklin BSP Real Estate Credit
BDC .................. — 99,715,075 — — — 99,715,075 3,988,603 —
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% 645,794,493 13,393,652,786 (11,794,090,382) — — 2,245,356,897 2,245,356,897 40,715,020
Total Non-Controlled Affiliates $739,815,095 $13,493,367,861 $(11,794,090,382) $— $(1,337,531) $2,437,755,043 $45,459,323
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $— $280,000,000 $(218,880,000) $— $— $61,120,000 61,120,000 $1,372,291
Total Affiliated Securities ... $739,815,095 $13,773,367,861 $(12,012,970,382) $— $(1,337,531) $2,498,875,043 $46,831,614
Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $67,238,754 $365,487,433 $(404,827,530) $— $— $27,898,657 27,898,657 $1,654,214
Total Affiliated Securities ... $67,238,754 $365,487,433 $(404,827,530) $— $— $27,898,657 $1,654,214
Franklin Utilities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $20,399,531 $565,097,990 $(540,684,934) $— $— $44,812,587 44,812,587 $581,662
Total Affiliated Securities ... $20,399,531 $565,097,990 $(540,684,934) $— $— $44,812,587 $581,662
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2024, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 272,172,000 $ — $ — $ 272,172,000
Automobiles .......................... 296,820,000 — — 296,820,000
Biotechnology ......................... 190,332,500 43,394,944 — 233,727,444
Broadline Retail ....................... 2,261,180,000 — — 2,261,180,000
Capital Markets ........................ 358,002,000 — — 358,002,000
Communications Equipment .............. 70,096,000 — — 70,096,000
Construction & Engineering ............... 203,272,000 — — 203,272,000
Diversified Consumer Services ............ 31,300,500 — — 31,300,500
Electrical Equipment .................... 8,657,000 — — 8,657,000
Electronic Equipment, Instruments &
Components ........................ 94,381,000 76,605,594 — 170,986,594
Energy Equipment & Services ............. 126,902,500 — — 126,902,500
Entertainment ......................... 31,229,050 18,693,458 — 49,922,508
Financial Services ...................... 1,012,442,000 — — 1,012,442,000
Ground Transportation .................. 254,380,000 — — 254,380,000
Health Care Equipment & Supplies ......... 824,908,000 — — 824,908,000
Health Care Providers & Services .......... 144,952,000 — — 144,952,000
Health Care Technology ................. 9,150,500 23,743,118 — 32,893,618
Hotels, Restaurants & Leisure ............. 264,940,750 — — 264,940,750
Interactive Media & Services .............. 2,283,490,000 — — 2,283,490,000
IT Services ........................... 491,762,353 — — 491,762,353
Life Sciences Tools & Services ............ 738,264,500 — — 738,264,500
Media ............................... 4,883,500 — — 4,883,500
Pharmaceuticals ....................... 761,715,000 — — 761,715,000
Professional Services ................... 20,216,250 — — 20,216,250
Semiconductors & Semiconductor Equipment . 6,998,928,000 191,120,714 — 7,190,048,714
Software ............................. 7,080,358,985 — — 7,080,358,985
Technology Hardware, Storage & Peripherals . 480,316,000 — — 480,316,000
Trading Companies & Distributors .......... 12,568,000 — — 12,568,000
Warrants ............................... — — —
a
—
Short Term Investments ................... 65,908,602 — — 65,908,602
Total Investments in Securities ........... $25,393,528,990 $353,557,828
b
$— $25,747,086,818

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 713,374,748 $ — $ — $ 713,374,748
Beverages ........................... 445,953,959 — — 445,953,959
Biotechnology ......................... 309,977,158 — — 309,977,158
Broadline Retail ....................... 877,185,713 — — 877,185,713
Building Products ...................... 325,597,610 — — 325,597,610
Capital Markets ........................ 812,221,250 — — 812,221,250
Chemicals ........................... 554,641,074 — — 554,641,074
Commercial Services & Supplies ........... 119,868,718 — — 119,868,718
Construction Materials .................. 181,176,295 — — 181,176,295
Consumer Staples Distribution & Retail ...... 215,429,115 — — 215,429,115
Electric Utilities ........................ 180,951,131 — — 180,951,131
Electrical Equipment .................... 239,511,341 — — 239,511,341
Electronic Equipment, Instruments &
Components ........................ 598,701,302 — — 598,701,302
Entertainment ......................... 54,895,392 — — 54,895,392
Financial Services ...................... 690,810,200 — — 690,810,200
Ground Transportation .................. 546,715,856 — — 546,715,856
Health Care Equipment & Supplies ......... 774,492,767 — — 774,492,767
Health Care Providers & Services .......... 199,994,041 — — 199,994,041
Health Care Technology ................. 74,816,867 — — 74,816,867
Hotels, Restaurants & Leisure ............. 353,655,060 — — 353,655,060
Industrial REITs ....................... 94,441,479 — — 94,441,479
Interactive Media & Services .............. 815,151,616 — — 815,151,616
IT Services ........................... 60,612,437 — 27,107,058 87,719,495
Life Sciences Tools & Services ............ 961,576,523 — — 961,576,523
Machinery ............................ 661,012,518 — — 661,012,518
Pharmaceuticals ....................... 734,135,818 — — 734,135,818
Professional Services ................... 73,156,580 — — 73,156,580
Semiconductors & Semiconductor Equipment . 2,650,549,817 — — 2,650,549,817
Software ............................. 3,393,917,066 — 22,808,177 3,416,725,243
Technology Hardware, Storage & Peripherals . 690,790,002 — — 690,790,002
Textiles, Apparel & Luxury Goods .......... 132,465,488 — — 132,465,488
Trading Companies & Distributors .......... 163,717,869 — — 163,717,869
Water Utilities ......................... 74,908,538 — — 74,908,538
Convertible Preferred Stocks ................ — — 82,255,600 82,255,600
Preferred Stocks ......................... — 111,206,443 — 111,206,443
Short Term Investments ................... 69,430,608 — — 69,430,608
Total Investments in Securities ........... $18,845,835,956 $111,206,443
c
$132,170,835 $19,089,213,234
Franklin Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 971,495,000 — — 971,495,000
Air Freight & Logistics ................... 205,275,000 — — 205,275,000
Banks ............................... 912,207,265 — — 912,207,265
Beverages ........................... 685,740,000 — — 685,740,000
Biotechnology ......................... 499,265,000 — — 499,265,000
Capital Markets ........................ 48,595,000 — — 48,595,000
Chemicals ........................... 580,704,500 — — 580,704,500
Communications Equipment .............. 313,328,450 — — 313,328,450
Containers & Packaging ................. 172,600,000 — — 172,600,000
Diversified Telecommunication Services ..... 206,200,000 — — 206,200,000
Electric Utilities ........................ 2,229,000,040 — — 2,229,000,040
6. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Income Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Ground Transportation .................. $ 282,825,000 $ — $ — $ 282,825,000
Health Care Equipment & Supplies ......... 118,065,000 — — 118,065,000
Health Care Providers & Services .......... 295,300,000 — — 295,300,000
Hotels, Restaurants & Leisure ............. 205,270,000 — — 205,270,000
Household Products .................... 577,220,000 — — 577,220,000
Industrial Conglomerates ................ 266,925,000 — — 266,925,000
Insurance ............................ 70,190,000 — — 70,190,000
IT Services ........................... 86,475,000 — — 86,475,000
Media ............................... 78,320,000 — — 78,320,000
Metals & Mining ....................... 352,255,000 — — 352,255,000
Multi-Utilities .......................... 473,180,000 — — 473,180,000
Oil, Gas & Consumable Fuels ............. 2,423,440,000 — — 2,423,440,000
Pharmaceuticals ....................... 1,868,851,823 34,686,113 — 1,903,537,936
Semiconductors & Semiconductor Equipment . 253,463,000 — — 253,463,000
Specialty Retail ........................ 623,332,924 — — 623,332,924
Tobacco ............................. 405,320,000 — — 405,320,000
Management Investment Companies ......... — 192,398,146 — 192,398,146
Equity-Linked Securities ................... — 12,395,705,826 — 12,395,705,826
Convertible Preferred Stocks :
Chemicals ........................... 256,630,000 — — 256,630,000
Electric Utilities ........................ 74,235,000 — — 74,235,000
Financial Services ...................... — 61,056,000 — 61,056,000
Preferred Stocks ......................... 20,520,000 — — 20,520,000
Corporate Bonds ........................ — 32,774,663,682 — 32,774,663,682
Senior Floating Rate Interests ............... — 70,087,500 — 70,087,500
U.S. Government and Agency Securities ....... — 7,795,166,001 — 7,795,166,001
Asset-Backed Securities ................... — 106,256,850 — 106,256,850
Mortgage-Backed Securities ................ — 960,823,700 — 960,823,700
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 2,306,476,897 — — 2,306,476,897
Total Investments in Securities ........... $17,862,704,899 $54,390,843,818 $— $72,253,548,717
Other Financial Instruments:
Futures Contracts ....................... $26,168,430 $— $— $26,168,430
Total Other Financial Instruments ......... $26,168,430 $— $— $26,168,430
Liabilities:
Other Financial Instruments:
Options Written .......................... $52,980,000 $— $— $52,980,000
Total Other Financial Instruments ......... $52,980,000 $— $— $52,980,000
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
d
U.S. Government and Agency Securities ....... $ — $ 77,797,598 $ — $ 77,797,598
Mortgage-Backed Securities ................ — 2,258,095,747 — 2,258,095,747
Short Term Investments ................... 27,898,657 — — 27,898,657
Total Investments in Securities ........... $27,898,657 $2,335,893,345 $— $2,363,792,002
Franklin Utilities Fund
Assets:
Investments in Securities:
Common Stocks :
Construction & Engineering ............... 20,105,100 — — 20,105,100
Electric Utilities ........................ 3,305,887,000 — — 3,305,887,000
6. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Utilities Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Gas Utilities .......................... $ 83,988,918 $ — $ — $ 83,988,918
Independent Power and Renewable Electricity
Producers .......................... 264,909,000 62,280,959 — 327,189,959
Multi-Utilities .......................... 1,444,722,000 201,584,816 — 1,646,306,816
Oil, Gas & Consumable Fuels ............. 254,125,500 — — 254,125,500
Water Utilities ......................... 33,597,000 24,846,233 — 58,443,233
Short Term Investments ................... 44,812,587 — — 44,812,587
Total Investments in Securities ........... $5,452,147,105 $288,712,008
e
$— $5,740,859,113
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $353,557,828, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $111,206,443, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
For detailed categories, see the accompanying Schedule of Investments.
e
Includes foreign securities valued at $288,712,008, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
BDC
Business Development Company
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
6. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.